UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the 12 months ended December 31, 2009, Master Extended Market Index Series (the “Series”) of Quantitative Master Series LLC generated a return of 37.08%, underperforming the benchmark Dow Jones US Completion Total Stock Market Index, which returned 37.43%.

Describe the market environment.

•

Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic downturn, stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and as massive global monetary and fiscal stimuli began to reflate economic activity. We have described it as a tug of war between the forces of debt-induced deflation and those of policy-induced reflation. While deleveraging and other deflationary forces did not leave the scene, consistent and aggressive policy ignited the reflationary process. 2009 produced negative real economic growth, weak nominal growth and significant earnings declines. Despite that backdrop, “risk” assets outperformed “safe” assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries and widespread deflation was avoided. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed, and while equity markets remained volatile they ended the year with sharp gains. Financial stocks and other low-quality securities led the way back. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time masking the structural problems that remain.

•

On a total return basis, the Dow Jones Industrial Average gained 22.68%; the S&P 500 Index rose 26.46%; and the Nasdaq Composite advanced 45.32% (helped in large part by the exceptional performance of the technology sector).

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the Dow Jones US Completion Total Stock Market Index (the Dow Jones Wilshire 4500 Index prior to May 31, 2009), the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Extended Market Index Series

Portfolio Information as of December 31, 2009

Percent of
Long-Term
Sector Allocation	Investments

Financials	24%
Industrials	17
Consumer Services	13
Technology	12
Health Care	10
Consumer Goods	8
Oil & Gas	6
Basic Materials	5
Utilities	4
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 1.1%	AAR Corp. (a)	4,300	$98,814
	Aerosonic Corp. (a)	200	880
	AeroVironment, Inc. (a)	1,800	52,344
	Alliant Techsystems, Inc. (a)	4,062	358,553
	The Allied Defense Group, Inc. (a)	1,000	4,750
	American Defense Systems, Inc. (a)	13,400	5,092
	Applied Energetics, Inc. (a)(b)	3,765	1,242
	Applied Signal Technology, Inc.	2,800	54,012
	Argon ST, Inc. (a)	2,800	60,816
	Arotech Corp. (a)	14	23
	Astronics Corp. (a)	1,000	8,550
	Astrotech Corp. (a)	50	95
	Aviation General, Inc. (a)	1,200	—
	BE Aerospace, Inc. (a)	11,200	263,200
	Ceradyne, Inc. (a)	2,875	55,229
	Cubic Corp.	1,800	67,140
	Curtiss-Wright Corp.	4,900	153,468
	Ducommun, Inc.	1,600	29,936
	Esterline Technologies Corp. (a)	3,700	150,849
	Force Protection, Inc. (a)	8,800	45,848
	GenCorp, Inc. (a)	8,900	62,300
	Hawk Corp., Class A (a)	800	14,088
	Heico Corp., Class A	1,792	64,440
	Herley Industries, Inc. (a)	975	13,543
	Hexcel Corp. (a)	9,800	127,204
	ICx Technologies, Inc. (a)	200	1,904
	Innovative Solutions & Support, Inc. (a)	1,593	7,312
	Kratos Defense & Security Solutions, Inc. (a)	540	5,697
	LMI Aerospace, Inc. (a)	1,500	19,950
	Ladish Co., Inc. (a)	2,500	37,700
	Mantech International Corp., Class A (a)	2,195	105,975
	Moog, Inc., Class A (a)	4,025	117,651
	Orbital Sciences Corp. (a)	6,400	97,664
	RBC Bearings, Inc. (a)	2,400	58,392
	Smith & Wesson Holding Corp. (a)	11,400	46,626
	Spirit Aerosystems Holdings, Inc., Class A (a)	11,600	230,376
	Sturm Ruger & Co., Inc.	4,500	43,650
	Taser International, Inc. (a)	6,930	30,353
	Teledyne Technologies, Inc. (a)	4,800	184,128
	TransDigm Group, Inc.	5,100	242,199
	Triumph Group, Inc.	2,400	115,800
	VSE Corp.	1,000	45,080

			3,082,873

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Alternative Energy - 0.2%	Akeena Solar, Inc. (a)(b)	2,600	$3,250
	Ascent Solar Technologies, Inc. (a)	1,500	7,950
	BioFuel Energy Corp. (a)	4,600	12,650
	Daystar Technologies, Inc. (a)	3,700	1,518
	Ener1, Inc. (a)(b)	4,100	25,994
	Energy Conversion Devices, Inc. (a)(b)	6,500	68,705
	Evergreen Solar, Inc. (a) (b)	16,600	25,066
	FuelCell Energy, Inc. (a) (b)	11,800	44,368
	GT Solar International, Inc. (a)(b)	3,300	18,348
	Green Plains Renewable Energy (a)	200	2,974
	GreenHunter Energy, Inc. (a)	300	345
	Hoku Scientific, Inc. (a) (b)	2,900	7,888
	Ocean Power Technologies, Inc. (a)	2,700	24,327
	Pacific Ethanol, Inc. (a)	2,900	2,088
	Plug Power, Inc. (a)	19,907	14,134
	Raser Technologies, Inc. (a)(b)	4,700	5,828
	STR Holdings, Inc. (a)	1,500	23,565
	SunPower Corp., Class A (a)	8,550	202,464
	SunPower Corp., Class B (a)	3,949	82,732
	Verenium Corp. (a)	441	1,985

			576,179

Automobiles & Parts - 1.0%	American Axle & Manufacturing Holdings, Inc. (b)	7,800	62,556
	Amerigon, Inc. (a)	4,300	34,142
	ArvinMeritor, Inc. (a)	8,100	90,558
	BorgWarner, Inc.	14,000	465,080
	Cooper Tire & Rubber Co.	6,500	130,325
	Dana Holding Corp. (a)	15,300	165,852
	Dorman Products, Inc. (a)	1,300	20,358
	Exide Technologies (a)	6,887	48,967
	Federal-Mogul Corp., Class A (a)	2,600	44,980
	Fuel Systems Solutions, Inc. (a)	1,950	80,418
	Gentex Corp.	14,890	265,787
	LKQ Corp. (a)	14,900	291,891
	Lear Corp. (a)	4,500	304,380
	LoJack Corp. (a)	3,000	12,120
	Modine Manufacturing Co.	4,200	49,728
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	25,812	28,652
	Shiloh Industries, Inc. (a)	400	2,120
	Standard Motor Products, Inc.	1,300	11,076
	Stoneridge, Inc. (a)	1,700	15,317
	Strattec Security Corp.	900	16,650
	Superior Industries International, Inc.	3,110	47,583
	TRW Automotive Holdings Corp. (a)	7,920	189,130
	Tenneco, Inc. (a)	8,130	144,145

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Titan International, Inc.	3,775	$30,615
	U.S. Auto Parts Network, Inc. (a)	3,900	20,280
	United Capital Corp. (a)	600	14,292
	WABCO Holdings, Inc.	8,600	221,794

			2,808,796

Banks - 4.5%	1st Source Corp.	1,510	24,296
	Abington Bancorp, Inc.	2,400	16,536
	Alliance Financial Corp.	500	13,575
	Amcore Financial, Inc. (a)	3,170	3,931
	Ameriana Bancorp	200	532
	American National Bankshares, Inc.	600	13,140
	AmericanWest Bancorp (a)	2,200	891
	Ameris Bancorp	1,543	11,046
	Ames National Corp.	700	14,777
	Anchor Bancorp Wisconsin, Inc.	2,600	1,638
	Arrow Financial Corp.	1,205	30,125
	Associated Banc-Corp.	15,859	174,608
	Astoria Financial Corp.	12,250	152,267
	Atlantic Coast Federal Corp.	74	112
	BCSB Bancorp, Inc. (a)	631	5,149
	BOK Financial Corp. (b)	2,501	118,847
	Bancfirst Corp.	1,000	37,040
	The Bancorp, Inc. (a)	3,400	23,324
	Bancorp of New Jersey, Inc.	1,300	13,780
	Bancorp Rhode Island, Inc.	900	23,112
	BancorpSouth, Inc.	8,200	192,372
	BancTrust Financial Group, Inc.	1,988	5,705
	Bank Mutual Corp.	5,900	40,828
	Bank of Granite Corp. (a)	781	398
	Bank of Hawaii Corp. (c)	6,100	287,066
	Bank of Marin Bancorp	500	16,280
	Bank of the Ozarks, Inc. (c)	1,700	49,759
	BankAtlantic Bancorp, Inc.	7,368	9,578
	BankFinancial Corp.	2,200	21,780
	Banner Corp.	2,500	6,700
	Bar Harbor Bankshares	500	13,725
	Beneficial Mutual Bancorp, Inc. (a)	4,000	39,360
	Berkshire Bancorp, Inc.	300	1,800
	Berkshire Hills Bancorp, Inc.	1,700	35,156
	Boston Private Financial Holdings, Inc.	11,100	64,047
	Bridge Bancorp, Inc.	1,100	26,444
	Brookline Bancorp, Inc.	6,599	65,396
	Bryn Mawr Bank Corp.	700	10,563
	CFS Bancorp, Inc.	2,100	6,783
	CVB Financial Corp. (b)	14,375	124,200

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	California First National Bancorp	600	$7,836
	Camco Financial Corp.	500	950
	Camden National Corp.	800	26,160
	Cape Bancorp, Inc. (a)	200	1,344
	Capital Bank Corp.	1,800	6,930
	Capital City Bank Group, Inc.	1,325	18,338
	Capitol Bancorp Ltd.	1,820	3,567
	Capitol Federal Financial	2,340	73,616
	CapitalSource, Inc.	28,041	111,323
	Cardinal Financial Corp.	4,200	36,708
	Carrollton Bancorp	210	1,000
	Cascade Bancorp	2,975	2,053
	Cascade Financial Corp.	515	1,143
	Cathay General Bancorp (b)	8,222	62,076
	Center Bancorp, Inc.	3,015	26,894
	Center Financial Corp.	1,800	8,280
	Centerstate Banks, Inc.	1,300	13,117
	Central Pacific Financial Corp. (b)	9,176	12,020
	Century Bancorp, Inc., Class A	900	19,827
	Charter Financial Corp.	500	5,000
	Chemical Financial Corp.	2,713	63,972
	Chicopee Bancorp, Inc. (a)	600	7,488
	Citizens & Northern Corp.	1,012	9,654
	Citizens Banking Corp. (a)	69,385	47,876
	Citizens First Bancorp, Inc. (a)	1,600	624
	Citizens South Banking Corp.	2,328	10,685
	City Holding Co.	1,800	58,194
	City National Corp.	5,500	250,800
	CityBank (b)	2,050	3,567
	Clifton Savings Bancorp, Inc.	980	9,183
	CoBiz Financial, Inc.	2,250	10,688
	Colony Bankcorp, Inc.	500	2,265
	Columbia Banking System, Inc.	4,230	68,441
	Comm Bancorp, Inc.	100	2,184
	Commerce Bancshares, Inc.	8,272	320,292
	Community Bank System, Inc.	3,600	69,516
	Community Trust Bancorp, Inc.	1,580	38,631
	Corus Bankshares, Inc. (a)	4,800	168
	Cullen/Frost Bankers, Inc.	7,040	352,000
	Danvers Bancorp, Inc.	3,700	48,063
	Dime Community Bancshares, Inc.	3,700	43,364
	Doral Financial Corp. (a)	677	2,457
	ESB Financial Corp.	629	8,315
	ESSA Bancorp, Inc.	2,400	28,080
	East-West Bancorp, Inc.	9,497	150,053

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Eastern Virginia Bankshares, Inc.	300	$2,130
	Emclaire Financial Corp.	100	1,404
	Encore Bancshares, Inc. (a)	1,700	13,515
	Enterprise Financial Services Corp.	2,700	20,817
	EuroBancshares, Inc. (a)	1,400	686
	F.N.B. Corp.	12,236	83,082
	FNB United Corp.	300	375
	Farmers Capital Bank Corp.	300	3,066
	Financial Institutions, Inc.	1,900	22,382
	First Bancorp, Inc.	400	6,168
	First Bancorp, North Carolina	1,800	25,146
	First BanCorp., Puerto Rico	15,300	35,190
	First Busey Corp.	3,050	11,865
	First Chester County Corp.	800	7,320
	First Citizens Banc Corp.	1,000	4,650
	First Citizens BancShares, Inc., Class A	651	106,770
	First Commonwealth Financial Corp.	9,100	42,315
	First Community Bancshares, Inc.	1,200	14,460
	First Defiance Financial Corp.	1,300	14,677
	First Federal Bancshares of Arkansas, Inc.	1,200	2,748
	First Financial Bancorp	4,710	68,578
	First Financial Bankshares, Inc.	2,066	112,039
	First Financial Corp.	1,100	33,572
	First Financial Holdings, Inc.	1,400	18,186
	First Financial Northwest, Inc.	3,100	20,305
	First Financial Service Corp.	358	3,243
	First M&F Corp.	600	1,326
	First Merchants Corp.	2,533	15,046
	First Midwest Bancorp, Inc.	6,175	67,246
	First Niagara Financial Group, Inc.	23,280	323,825
	The First of Long Island Corp.	400	10,100
	First Place Financial Corp.	1,915	5,305
	First Regional Bancorp (a)	600	210
	First Security Group, Inc.	200	476
	First South Bancorp, Inc.	1,000	10,300
	First State Bancorp (a)	3,300	1,313
	First United Corp.	700	4,200
	FirstMerit Corp.	11,129	224,138
	Flagstar Bancorp, Inc. (a)	7,800	4,680
	Flushing Financial Corp.	2,950	33,217
	Fox Chase Bancorp, Inc. (a)	1,600	15,232
	Frontier Financial Corp. (a)(b)	540	1,895
	Fulton Financial Corp.	18,411	160,544
	German American Bancorp, Inc.	661	10,741
	Glacier Bancorp, Inc.	6,556	89,948

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Great Southern Bancorp, Inc.	1,100	$23,496
	Greene County Bancshares, Inc.	1,816	6,447
	Guaranty Bancorp (a)	5,400	7,128
	HMN Financial, Inc. (a)	900	3,780
	Hampton Roads Bankshares, Inc. (b)	4,404	7,619
	Hancock Holding Co.	3,200	140,128
	Hanmi Financial Corp. (a)	7,356	8,827
	Harleysville National Corp.	4,668	30,062
	Hawthorn Bancshares, Inc.	260	2,480
	Heartland Financial USA, Inc.	1,700	24,395
	Heritage Commerce Corp.	1,900	7,638
	Heritage Financial Corp.	420	5,788
	Home Bancorp, Inc. (a)	1,000	12,190
	Home Bancshares, Inc.	1,716	41,304
	Home Federal Bancorp, Inc.	1,800	23,958
	Horizon Financial Corp. (a)	625	141
	Hudson Valley Holding Corp.	520	12,823
	IBERIABANK Corp.	2,800	150,668
	Independent Bank Corp./MA	2,313	48,319
	Independent Bank Corp./MI	2,524	1,817
	Indiana Community Bancorp	1,100	8,470
	Integra Bank Corp.	2,200	1,628
	International Bancshares Corp. (b)	6,141	116,249
	Intervest Bancshares Corp.	2,100	6,888
	Investors Bancorp, Inc. (a)	5,678	62,117
	Jefferson Bancshares, Inc.	1,900	8,531
	Kearny Financial Corp.	2,300	23,184
	Lakeland Bancorp, Inc.	2,600	16,614
	Lakeland Financial Corp.	3,200	55,200
	Legacy Bancorp, Inc./MA	1,700	16,762
	Louisiana Bancorp, Inc. (a)	600	8,670
	MB Financial, Inc.	6,530	128,772
	Macatawa Bank Corp. (a)	787	1,708
	MainSource Financial Group, Inc.	2,301	10,999
	Malvern Federal Bancorp, Inc.	1,200	10,800
	Mercantile Bank Corp.	2,070	6,210
	Merchants Bancshares, Inc.	550	12,452
	Metro Bancorp, Inc. (a)	700	8,799
	Mid Penn Bancorp, Inc.	115	1,121
	Midwest Banc Holdings, Inc. (a)	1,000	360
	MidwestOne Financial Group, Inc.	900	7,875
	MutualFirst Financial, Inc.	300	1,734
	NASB Financial, Inc.	400	9,316
	NBT Bancorp, Inc.	3,560	72,517
	Nara Bancorp, Inc.	3,100	35,154

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Bankshares, Inc.	100	$2,829
	National Penn Bancshares, Inc.	17,027	98,586
	New York Community Bancorp, Inc. (b)	51,141	742,056
	NewAlliance Bancshares, Inc.	13,500	162,135
	Newbridge Bancorp (a)	2,004	4,449
	North Valley Bancorp	2,200	4,598
	Northern States Financial Corp. (a)	300	1,080
	Northfield Bancorp, Inc.	2,200	29,744
	Northwest Bancshares, Inc.	5,900	66,788
	Norwood Financial Corp.	157	4,489
	OceanFirst Financial Corp.	4,100	46,330
	Ohio Valley Banc Corp.	875	19,276
	Old National Bancorp	12,721	158,122
	Old Second Bancorp, Inc. (b)	1,886	12,995
	Oriental Financial Group	3,894	42,055
	Oritani Financial Corp.	1,400	19,222
	Orrstown Financial Service, Inc.	200	6,976
	PAB Bankshares, Inc. (a)	612	1,346
	PVF Capital Corp.	321	594
	Pacific Capital Bancorp	12,210	11,722
	Pacific Continental Corp.	1,300	14,872
	PacWest Bancorp	4,061	81,829
	Pamrapo Bancorp, Inc.	1,000	7,870
	Park National Corp. (b)	1,230	72,422
	Parkvale Financial Corp.	500	3,475
	Peapack-Gladstone Financial Corp.	906	11,488
	Penns Woods Bancorp, Inc.	800	25,952
	Peoples Bancorp, Inc.	1,095	10,600
	Peoples Bancorp of North Carolina, Inc.	363	1,851
	Peoples Financial Corp.	1,000	20,320
	Pinnacle Financial Partners, Inc. (a)	5,342	75,963
	Popular, Inc.	71,839	162,356
	Porter Bancorp, Inc.	1,035	15,566
	Preferred Bank	2,494	4,489
	Premierwest Bancorp	840	1,193
	PrivateBancorp, Inc.	7,400	66,378
	Prosperity Bancshares, Inc.	6,200	250,914
	Provident Financial Holdings, Inc.	500	1,380
	Provident Financial Services, Inc.	6,689	71,238
	Provident New York Bancorp	4,803	40,537
	Prudential Bancorp, Inc. of Pennsylvania	1,400	13,328
	Pulaski Financial Corp.	1,000	6,700
	Renasant Corp.	2,475	33,660
	Republic Bancorp, Inc., Class A	1,448	29,829
	Republic First Bancorp, Inc. (a)	1,946	8,309

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Riverview Bancorp, Inc. (a)	200	$446
	Rockville Financial, Inc.	1,300	13,650
	Rodman & Renshaw Capital Group, Inc. (a)	5,100	20,910
	Roma Financial Corp.	900	11,124
	Rome Bancorp, Inc.	2,000	15,920
	Royal Bancshares of Pennsylvania, Class A (a)	785	1,021
	S&T Bancorp, Inc. (b)	3,000	51,030
	SCBT Financial Corp.	1,200	33,228
	SVB Financial Group (a)	5,205	216,996
	SY Bancorp, Inc.	1,310	27,969
	Sandy Spring Bancorp, Inc.	2,050	18,225
	Santander BanCorp (a)	703	8,633
	Savannah Bancorp, Inc.	188	1,504
	Seacoast Banking Corp. of Florida	2,970	4,841
	Shore Bancshares, Inc.	850	12,291
	Sierra Bancorp	800	6,104
	Signature Bank (a)	5,600	178,640
	Simmons First National Corp., Class A	2,800	77,840
	Smithtown Bancorp, Inc.	1,100	6,545
	The South Financial Group, Inc.	47,455	30,594
	Southside Bancshares, Inc.	1,735	34,041
	Southwest Bancorp, Inc.	2,200	15,268
	Southwest Georgia Financial Corp.	132	1,167
	State Bancorp, Inc.	1,425	10,132
	StellarOne Corp.	2,425	24,153
	Sterling Bancorp	2,605	18,600
	Sterling Bancshares, Inc.	14,125	72,461
	Sterling Financial Corp. (a)(b)	12,643	7,839
	Suffolk Bancorp	1,200	35,640
	Summit Financial Group, Inc.	500	1,925
	Sun Bancorp, Inc. (a)	2,109	7,909
	Superior Bancorp (a)	250	823
	Susquehanna Bancshares, Inc.	14,200	83,638
	Synovus Financial Corp. (b)	56,890	116,625
	TCF Financial Corp.	16,090	219,146
	TF Financial Corp.	100	1,897
	TFS Financial Corp.	10,500	127,470
	Teche Holding Co.	200	6,342
	Texas Capital Bancshares, Inc. (a)	5,600	78,176
	TierOne Corp. (a)	1,100	770
	Tompkins Trustco, Inc.	832	33,696
	Tower Bancorp, Inc.	600	13,710
	Towne Bank (b)	2,600	30,368
	Trico Bancshares	1,600	26,640
	TrustCo Bank Corp. NY	8,360	52,668

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Trustmark Corp.	7,500	$169,050
	UMB Financial Corp.	3,420	134,577
	Umpqua Holdings Corp.	12,566	168,510
	Union Bankshares Corp.	1,450	17,966
	United Bancorp, Inc.	336	2,866
	United Bankshares, Inc. (b)	6,500	129,805
	United Community Banks, Inc. (a)	10,080	34,171
	United Community Financial Corp. (a)	1,678	2,433
	United Financial Bancorp, Inc.	1,100	14,421
	United Security Bancshares (a)	208	911
	United Western Bancorp, Inc.	1,600	4,416
	Univest Corp. of Pennsylvania	1,400	24,542
	Valley National Bancorp (b)	17,922	253,238
	ViewPoint Financial Group	2,100	30,261
	Virginia Commerce Bancorp (a)	3,080	11,488
	W Holding Co., Inc. (b)	205	4,695
	WSFS Financial Corp.	900	23,067
	WVS Financial Corp.	200	2,850
	Washington Banking Co.	4,100	48,954
	Washington Federal, Inc.	14,421	278,902
	Washington Trust Bancorp, Inc.	1,300	20,254
	Waterstone Financial, Inc. (a)	600	1,230
	Wayne Savings Bancshares, Inc.	151	877
	Webster Financial Corp.	8,973	106,510
	WesBanco, Inc.	2,789	34,416
	West Bancorp., Inc.	840	4,141
	West Coast Bancorp	2,200	4,620
	Westamerica Bancorp.	3,800	210,406
	Western Alliance Bancorp (a)	6,400	24,192
	Westfield Financial, Inc.	4,000	33,000
	Whitney Holding Corp.	13,925	126,857
	Wilmington Trust Corp.	9,200	113,528
	Wilshire Bancorp, Inc.	4,000	32,760
	Wintrust Financial Corp.	3,550	109,305
	Yardkin Valley Financial Corp.	1,200	4,392

			12,997,114

Beverages - 0.3%	Boston Beer Co., Inc., Class A (a)	1,300	60,580
	Central European Distribution Corp. (a)	7,293	207,194
	Coca-Cola Bottling Co. Consolidated	400	21,608
	Hansen Natural Corp. (a)	8,800	337,920
	Jamba, Inc. (a)	6,000	10,080
	Jones Soda Co. (a)	4,200	1,806
	National Beverage Corp.	2,160	29,938

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PepsiAmericas, Inc.	6,427	$188,054
	Reddy Ice Holdings, Inc. (a)	1,000	4,290
	Willamette Valley Vineyards, Inc. (a)	800	2,600

			864,070

Chemicals - 2.4%	Aceto Corp.	7,025	36,179
	Albemarle Corp.	11,000	400,070
	American Vanguard Corp.	1,300	10,790
	Arch Chemicals, Inc.	2,700	83,376
	Ashland, Inc.	8,100	320,922
	Balchem Corp.	2,000	67,020
	Cabot Corp.	5,300	139,019
	Calgon Carbon Corp. (a)	8,000	111,200
	Cambrex Corp. (a)	3,100	17,298
	Celanese Corp., Series A	17,000	545,700
	Cytec Industries, Inc.	5,100	185,742
	Ferro Corp.	10,950	90,228
	Georgia Gulf Corp. (a)	256	4,449
	H.B. Fuller Co.	5,300	120,575
	Hammond Industries, Inc. (a)	6,800	374
	Hawkins, Inc.	1,900	41,477
	Huntsman Corp.	22,000	248,380
	ICO, Inc.	5,700	41,667
	Innophos Holdings, Inc.	1,300	29,887
	KMG Chemicals, Inc.	1,850	27,658
	Koppers Holdings, Inc.	2,200	66,968
	Kronos Worldwide, Inc.	482	7,833
	LSB Industries, Inc. (a)	3,500	49,350
	Lubrizol Corp.	8,215	599,284
	Material Sciences Corp. (a)	900	1,593
	Metabolix, Inc. (a)	2,500	27,675
	Minerals Technologies, Inc.	2,100	114,387
	The Mosaic Co.	17,900	1,069,167
	NL Industries, Inc.	900	6,246
	Nanophase Technologies Corp. (a)	3,000	2,613
	NewMarket Corp.	1,520	174,450
	OM Group, Inc. (a)	3,800	119,282
	Olin Corp.	8,792	154,036
	Omnova Solutions, Inc. (a)	3,000	18,390
	Penford Corp.	2,100	18,249
	PolyOne Corp. (a)	9,500	70,965
	Polypore International, Inc. (a)	2,100	24,990
	Quaker Chemical Corp.	2,100	43,344
	RPM International, Inc.	13,700	278,521
	Rentech, Inc. (a)	30,300	37,269
	Rockwood Holdings, Inc. (a)	5,200	122,512

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Schulman A, Inc.	4,000	$80,720
	Senomyx, Inc. (a)	3,400	12,818
	Sensient Technologies Corp.	5,000	131,500
	Solutia, Inc. (a)	15,097	191,732
	Spartech Corp.	3,400	34,884
	Stepan Co.	1,300	84,253
	TOR Minerals International, Inc. (a)	1,300	722
	Terra Industries, Inc.	10,900	350,871
	Tredegar Corp.	2,500	39,550
	Valhi, Inc.	1,240	17,323
	W.R. Grace & Co. (a)	6,500	164,775
	Westlake Chemical Corp.	2,100	52,353
	Zagg, Inc. (a)	1,600	6,272
	Zep, Inc.	1,500	25,980
	Zoltek Cos., Inc. (a)(b)	3,100	29,450

			6,752,338

Construction & Materials - 2.1%	A.O. Smith Corp.	3,500	151,865
	Aaon, Inc.	1,550	30,209
	Acuity Brands, Inc.	4,500	160,380
	Advanced Environmental Recycling Technologies, Inc., Class A (a)	7,600	2,432
	American Biltrite, Inc. (a)	200	360
	American DG Energy, Inc. (a)	2,000	5,880
	American Woodmark Corp.	1,000	19,680
	Ameron International Corp.	1,400	88,844
	Apogee Enterprises, Inc.	3,100	43,400
	Argan, Inc. (a)	900	12,951
	Armstrong World Industries, Inc. (a)	1,800	70,074
	Baran Group Ltd. (a)	102	816
	BlueLinx Holdings, Inc. (a)	2,000	5,540
	Builders FirstSource, Inc. (a)	1,900	7,315
	EMCOR Group, Inc. (a)	7,200	193,680
	Eagle Materials, Inc.	5,020	130,771
	Gibraltar Industries, Inc.	3,400	53,482
	Granite Construction, Inc.	4,650	156,519
	Great Lakes Dredge & Dock Corp.	6,000	38,880
	Griffon Corp. (a)	5,628	68,774
	Headwaters, Inc. (a)	7,500	48,900
	Hill International, Inc. (a)	3,400	21,216
	Insituform Technologies, Inc., Class A (a)	3,900	88,608
	Insteel Industries, Inc.	1,900	24,700
	Integrated Electrical Services, Inc. (a)	1,500	8,775
	KBR, Inc.	19,200	364,800
	L.B. Foster Co., Class A (a)	1,400	41,734
	Layne Christensen Co. (a)	2,100	60,291

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lennox International, Inc.	6,200	$242,048
	Louisiana-Pacific Corp. (a)	15,541	108,476
	MDU Resources Group, Inc.	19,025	448,990
	MYR Group, Inc. (a)	3,200	57,856
	Martin Marietta Materials, Inc.	4,900	438,109
	McDermott International, Inc. (a)	27,500	660,275
	Mueller Water Products, Inc., Series A	14,400	74,880
	NCI Building Systems, Inc. (a)	6,200	11,222
	Northwest Pipe Co. (a)	1,200	32,232
	Omega Flex, Inc.	500	7,000
	Orion Marine Group, Inc. (a)	2,400	50,544
	Owens Corning, Inc. (a)	11,500	294,860
	PGT, Inc. (a)	625	1,313
	Pike Electric Corp. (a)	2,700	25,056
	Quanex Building Products Corp.	3,350	56,850
	Quixote Corp. (a)	1,000	6,370
	Shaw Group, Inc. (a)	9,900	284,625
	Simpson Manufacturing Co., Inc.	4,100	110,249
	Sterling Construction Co., Inc. (a)	2,600	49,868
	TRC Cos., Inc. (a)	800	2,392
	Texas Industries, Inc.	2,800	97,972
	Trex Co., Inc. (a)(b)	1,800	35,280
	Tutor Perini Corp. (a)	3,200	57,856
	U.S. Concrete, Inc. (a)	5,600	5,096
	USG Corp. (a)(b)	7,400	103,970
	Universal Forest Products, Inc.	2,000	73,620
	Valmont Industries, Inc.	2,200	172,590
	Valspar Corp.	11,300	306,682
	Watsco, Inc.	3,900	191,022
	Watts Water Technologies, Inc., Class A	3,200	98,944

			6,007,123

Electricity - 2.3%	Allete, Inc.	3,100	101,308
	Alliant Energy Corp.	13,700	414,562
	Black Hills Corp.	4,000	106,520
	CH Energy Group, Inc.	1,700	72,284
	Calpine Corp. (a)	42,500	467,500
	Central Vermont Public Service Corp.	1,600	33,280
	Cleco Corp.	6,300	172,179
	Covanta Holding Corp. (a)	15,680	283,651
	DPL, Inc. (a)	14,935	412,206
	Dynegy, Inc., Class A (a)	53,600	97,016
	El Paso Electric Co. (a)	5,500	111,540
	The Empire District Electric Co.	5,800	108,634
	Great Plains Energy, Inc.	16,612	322,107
	Hawaiian Electric Industries, Inc.	11,720	244,948

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	IDACORP, Inc.	4,800	$153,360
	ITC Holdings Corp.	6,800	354,212
	MGE Energy, Inc.	2,400	85,776
	Mirant Corp. (a)	17,500	267,225
	NRG Energy, Inc. (a)	30,460	719,161
	NSTAR	11,700	430,560
	NV Energy, Inc.	26,900	333,022
	NorthWestern Corp.	4,200	109,284
	Ormat Technologies, Inc.	2,000	75,680
	Portland General Electric Co.	9,800	200,018
	RRI Energy, Inc. (a)	46,600	266,552
	Renegy Holdings, Inc. (a)	396	546
	UIL Holdings Corp.	2,733	76,743
	U.S. Geothermal, Inc. (a)	17,000	26,010
	Unisource Energy Corp.	5,100	164,169
	Unitil Corp.	900	20,682
	Westar Energy, Inc.	13,325	289,419

			6,520,154

Electronic & Electrical Equipment - 3.2%	A123 Systems, Inc. (a)(b)	4,300	96,492
	AVX Corp.	5,300	67,151
	AZZ, Inc. (a)	1,400	45,780
	Active Power, Inc. (a)	3,500	3,850
	ActivIdentity Corp. (a)	3,700	8,695
	Adept Technology, Inc. (a)	40	135
	Advanced Battery Technologies, Inc. (a)(b)	10,600	42,400
	Allied Motion Technologies, Inc. (a)	115	289
	Altair Nanotechnologies, Inc. (a)(b)	8,900	7,831
	American Science & Engineering, Inc.	1,400	106,176
	American Superconductor Corp. (a)(b)	5,400	220,860
	Ametek, Inc.	12,600	481,824
	Anaren, Inc. (a)	1,700	25,585
	Anixter International, Inc. (a)	4,200	197,820
	Arrow Electronics, Inc. (a)	13,000	384,930
	Avnet, Inc. (a)	16,764	505,602
	Badger Meter, Inc.	2,400	95,568
	Baldor Electric Co.	4,600	129,214
	Beacon Power Corp. (a)	7,730	3,823
	Bel Fuse, Inc.	600	12,894
	Belden, Inc.	5,100	111,792
	Benchmark Electronics, Inc. (a)	7,184	135,849
	Brady Corp.	5,200	156,052
	C&D Technologies, Inc. (a)(b)	2,800	4,340
	CTS Corp.	4,000	38,480
	Capstone Turbine Corp. (a)(b)	35,200	45,408
	Checkpoint Systems, Inc. (a)	4,300	65,575

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cogent, Inc. (a)	6,900	$71,691
	Cognex Corp.	4,085	72,386
	Coherent, Inc. (a)	2,500	74,325
	Coleman Cable, Inc. (a)	2,300	7,567
	CommScope, Inc. (a)	10,216	271,030
	Comverge, Inc. (a)	4,500	50,580
	Cyberoptics Corp. (a)	1,100	7,381
	DDi Corp. (a)	3,627	17,736
	Daktronics, Inc.	4,200	38,682
	Digital Angel Corp. (a)	588	447
	Dionex Corp. (a)	2,000	147,740
	ESCO Technologies, Inc.	2,800	100,380
	Echelon Corp. (a)	3,800	43,928
	Electro Rent Corp.	1,000	11,540
	Electro Scientific Industries, Inc. (a)	3,400	36,788
	Encore Wire Corp.	2,527	53,244
	EnerNOC, Inc. (a)	2,600	79,014
	EnerSys (a)	5,500	120,285
	FEI Co. (a)	4,100	95,776
	Faro Technologies, Inc. (a)	2,200	47,168
	General Cable Corp. (a)	7,000	205,940
	GrafTech International Ltd. (a)	13,100	203,705
	Greatbatch, Inc. (a)	2,800	53,844
	Houston Wire & Cable Co.	2,400	28,560
	Hubbell, Inc., Class B	5,900	279,070
	II-VI, Inc. (a)	2,800	89,040
	IPG Photonics Corp. (a)	3,000	50,220
	Intevac, Inc. (a)	2,400	27,528
	IntriCon Corp. (a)	500	1,515
	Itron, Inc. (a)	4,900	331,093
	Keithley Instruments, Inc.	1,200	5,580
	L-1 Identity Solutions, Inc. (a)	8,851	66,294
	LSI Industries, Inc.	2,950	23,246
	LaBarge, Inc. (a)	1,100	13,255
	Landauer, Inc.	1,000	61,400
	LeCroy Corp. (a)	900	3,285
	Lightpath Technologies, Inc., Class A (a)	100	169
	Lime Energy Co. (a)	700	3,094
	Littelfuse, Inc. (a)	2,370	76,195
	MTS Systems Corp.	1,900	54,606
	Mace Security International, Inc. (a)	450	527
	Magnetek, Inc. (a)	1,700	2,618
	Maxwell Technologies, Inc. (a)	2,900	51,736
	Measurement Specialties, Inc. (a)	1,500	15,075
	Merix Corp. (a)	2,700	6,615

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Methode Electronics, Inc.	4,300	$37,324
	Mettler Toledo International, Inc. (a)	4,100	430,459
	Microvision, Inc. (a)(b)	7,600	24,092
	Multi-Fineline Electronix, Inc. (a)	1,100	31,207
	NU Horizons Electronics Corp. (a)	2,900	11,948
	NVE Corp. (a)	900	37,179
	Napco Security Technologies, Inc. (a)	3,700	6,179
	National Instruments Corp.	6,300	185,535
	Newport Corp. (a)	4,700	43,193
	OSI Systems, Inc. (a)	2,200	60,016
	Orion Energy Systems, Inc. (a)	2,600	11,414
	Park Electrochemical Corp.	2,050	56,662
	Planar Systems, Inc. (a)	900	2,565
	Plexus Corp. (a)	4,300	122,550
	Powell Industries, Inc. (a)	1,100	34,683
	Power-One, Inc. (a)	8,800	38,280
	Powerwave Technologies, Inc. (a)	14,400	18,144
	Regal-Beloit Corp.	4,705	244,378
	Research Frontiers, Inc. (a)(b)	2,900	10,991
	Richardson Electronics Ltd.	800	4,696
	Rofin-Sinar Technologies, Inc. (a)	3,200	75,552
	Rogers Corp. (a)	2,000	60,620
	Rubicon Technology, Inc. (a)	1,600	32,496
	Sanmina-SCI Corp. (a)	9,433	104,046
	SatCon Technology Corp. (a)	5,900	16,638
	Servotronics, Inc.	400	3,760
	Sielox, Inc. (a)	154	7
	Sigmatron International, Inc. (a)	1,200	6,000
	Spectrum Control, Inc. (a)	1,000	9,470
	StockerYale, Inc. (a)	100	8
	Synthesis Energy Systems, Inc. (a)	700	650
	TTM Technologies, Inc. (a)	6,900	79,557
	Technitrol, Inc.	4,500	19,710
	Technology Research Corp.	1,500	5,400
	Thomas & Betts Corp. (a)	6,265	224,224
	Tollgrade Communications, Inc. (a)	800	4,888
	Trimble Navigation Ltd. (a)	12,934	325,937
	UQM Technologies, Inc. (a)	1,200	8,220
	Ultralife Batteries, Inc. (a)	2,200	9,504
	Universal Display Corp. (a)	3,500	43,260
	Valence Technology, Inc. (a)	10,100	9,191
	Veeco Instruments, Inc. (a)	5,190	171,478
	Vicor Corp. (a)	3,800	35,340
	Vishay Intertechnology, Inc. (a)	18,061	150,809
	WESCO International, Inc. (a)	5,700	153,957

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	X-Rite, Inc. (a)	1,100	$2,398
	Zebra Technologies Corp., Class A (a)	6,717	190,494
	Zygo Corp. (a)	1,700	11,441

			9,162,863

Financial Services - 3.2%	Advance America, Cash Advance Centers, Inc.	5,500	30,580
	Affiliated Managers Group, Inc. (a)	5,200	350,220
	American Physicians Service Group, Inc.	800	18,456
	AmeriCredit Corp. (a)(b)	6,750	128,520
	Ampal-American Israel Corp., Class A (a)	1,200	3,240
	Artio Global Investors, Inc. (a)	2,200	56,078
	Asset Acceptance Capital Corp. (a)	2,100	14,238
	Asta Funding, Inc.	1,600	11,344
	BGC Partners, Inc.	4,100	18,942
	BlackRock, Inc. (d)	5,200	1,207,440
	Broadpoint Gleacher Securities, Inc. (a)	6,000	26,760
	CIT Group, Inc. (a)	25,400	701,294
	Calamos Asset Management, Inc., Class A	2,200	25,366
	Cash America International, Inc.	3,200	111,872
	Cohen & Co., Inc. (a)	179	877
	Cohen & Steers, Inc.	1,900	43,396
	CompuCredit Holdings Corp. (b)	5,400	17,982
	Cowen Group, Inc., Class A (a)	2,400	14,208
	Credit Acceptance Corp. (a)	281	11,830
	Deerfield Capital Corp. (a)	354	1,628
	Diamond Hill Investments Group	300	19,269
	Dollar Financial Corp. (a)	2,600	61,516
	Duff & Phelps Corp.	2,000	36,520
	Eaton Vance Corp.	12,700	386,207
	Encore Capital Group, Inc. (a)	1,600	27,840
	Epoch Holding Corp.	2,300	24,035
	Evercore Partners, Inc., Class A	1,300	39,520
	Ezcorp, Inc. (a)	6,700	115,307
	The FINOVA Group, Inc. (a)	900	—
	Fannie Mae (a)(b)	139,800	164,964
	Federal Agricultural Mortgage Corp., Class B	2,800	19,628
	Fidelity National Title Group, Inc., Class A	27,464	369,665
	Financial Federal Corp.	3,000	82,500
	First Cash Financial Services, Inc. (a)	4,300	95,417
	The First Marblehead Corp. (a)	6,200	13,206
	Freddie Mac (a)(b)	83,700	123,039
	GAMCO Investors, Inc., Class A	700	33,803
	GFI Group, Inc.	6,400	29,248
	GLG Partners, Inc. (a)(b)	20,600	66,332
	Greenhill & Co., Inc.	3,000	240,720

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Interactive Brokers Group, Inc., Class A (a)	4,700	$83,284
	International Assets Holding Corp., Inc. (a)	2,330	33,878
	Intersections, Inc. (a)	1,000	4,900
	Investment Technology Group, Inc. (a)	6,400	126,080
	JMP Group, Inc.	3,400	33,048
	Jefferies Group, Inc., New Shares (a)	12,300	291,879
	KBW, Inc. (a)	3,400	93,024
	Knight Capital Group, Inc., Class A (a)	12,800	197,120
	LaBranche & Co., Inc. (a)	12,700	36,068
	Ladenburg Thalmann Financial Services, Inc. (a)	5,581	3,572
	MF Global Ltd. (a)	14,600	101,470
	MGIC Investment Corp. (a)(b)	18,000	104,040
	MSCI, Inc. (a)	11,300	359,340
	MarketAxess Holdings, Inc.	1,900	26,410
	Marlin Business Services, Inc. (a)	2,800	22,204
	Medallion Financial Corp.	2,800	22,876
	Merriman Curhan Ford Group, Inc. (a)	900	792
	MicroFinancial, Inc.	500	1,545
	MoneyGram International, Inc. (a)	5,000	14,400
	National Financial Partners Corp. (a)	4,200	33,978
	Nelnet, Inc., Class A	3,500	60,305
	NewStar Financial, Inc. (a)	2,900	11,368
	Ocwen Financial Corp. (a)	10,000	95,700
	optionsXpress Holdings, Inc.	5,400	83,430
	The PMI Group, Inc.	17,600	44,352
	Penson Worldwide, Inc. (a)	2,700	24,462
	Pico Holdings, Inc. (a)	2,000	65,460
	Piper Jaffray Cos. (a)	2,845	143,985
	Portfolio Recovery Associates, Inc. (a)	1,700	76,296
	Primus Guaranty Ltd. (a)	3,200	9,760
	Pzena Investment Management, Inc., Class A (a)	870	7,082
	Radian Group, Inc.	12,144	88,773
	Raymond James Financial, Inc. (b)	11,350	269,790
	Resource America, Inc., Class A	1,000	4,040
	Rewards Network, Inc.	966	12,210
	SEI Investments Co.	16,820	294,686
	SWS Group, Inc.	6,065	73,387
	Safeguard Scientifics, Inc. (a)	2,233	23,022
	Sanders Morris Harris Group, Inc.	3,800	20,900
	Siebert Financial Corp. (a)	3,300	7,623
	Stewart Information Services Corp.	3,700	41,736
	Stifel Financial Corp. (a)	3,200	189,568
	Student Loan Corp.	420	19,559
	TD Ameritrade Holding Corp. (a)	27,630	535,469
	Teton Advisors, Inc.	10	160

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Thomas Weisel Partners Group, Inc. (a)	2,800	$10,584
	TradeStation Group, Inc. (a)	4,200	33,138
	Tree.com, Inc. (a)	1,743	15,948
	Triad Guaranty, Inc. (a)(b)	2,900	783
	U.S. Global Investors, Inc.	1,600	19,696
	Virtus Investment Partners, Inc. (a)	435	6,917
	Waddell & Reed Financial, Inc., Class A	10,500	320,670
	Westwood Holdings Group, Inc.	700	25,438
	Wilhelmina International, Inc. (a)	200	18
	World Acceptance Corp. (a)(b)	2,400	85,992

			9,055,222

Fixed Line Telecommunications - 0.7%	8x8, Inc. (a)	7,300	11,023
	ATSI Communications, Inc. (a)	75	3
	AboveNet, Inc. (a)	2,800	182,112
	Alaska Communications Systems Group, Inc.	8,300	66,234
	Arbinet-Thexchange, Inc. (a)	4,700	11,656
	Cbeyond Communications, Inc. (a)	4,500	70,875
	Cincinnati Bell, Inc. (a)	22,800	78,660
	Consolidated Communications Holdings, Inc.	4,484	78,470
	General Communication, Inc., Class A (a)	3,400	21,692
	Global Crossing Ltd. (a)	2,595	36,979
	HickoryTech Corp.	800	7,064
	IDT Corp., Class B (a)	1,533	7,435
	Iowa Telecommunications Services, Inc.	5,600	93,856
	Level 3 Communications, Inc. (a)(b)	186,488	285,327
	NET2000 Communications, Inc. (a)	300	—
	PAETEC Holding Corp. (a)	18,000	74,700
	Primus Telecommunications Escrow (a)	29,100	—
	RCN Corp. (a)	4,500	48,825
	SureWest Communications (a)	800	7,968
	TW Telecom, Inc. (a)	19,200	329,088
	Virgin Media, Inc.	35,655	600,074
	Vonage Holdings Corp. (a)(b)	17,500	24,500
	Warwick Valley Telephone Co.	1,500	19,575

			2,056,116

Food & Drug Retailers - 0.5%	Allion Healthcare, Inc. (a)	3,200	20,992
	Arden Group, Inc., Class A	200	19,124
	Casey’s General Stores, Inc.	7,000	223,440
	Core-Mark Holdings Co., Inc. (a)	1,100	36,256
	Dairy Mart Convenience Stores, Inc. (a)	500	—
	drugstore.com, Inc. (a)	3,400	10,506
	The Great Atlantic & Pacific Tea Co., Inc. (a)	3,920	46,217
	Ingles Markets, Inc., Class A	1,800	27,234
	Nash Finch Co.	1,520	56,377
	Omnicare, Inc.	12,700	307,086

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Pantry, Inc. (a)	4,400	$59,796
	PetMed Express, Inc. (b)	4,100	72,283
	Rite Aid Corp. (a)	64,500	97,395
	Ruddick Corp.	5,700	146,661
	Spartan Stores, Inc.	2,700	38,583
	United Natural Foods, Inc. (a)	4,300	114,982
	Village Super Market, Inc., Class A	100	2,732
	Vitamin Shoppe, Inc. (a)	1,100	24,464
	Weis Markets, Inc.	1,200	43,632
	Winn-Dixie Stores, Inc. (a)	5,700	57,228

			1,404,988

Food Producers - 2.0%	Alico, Inc.	400	11,384
	American Italian Pasta Co., Class A (a)	3,000	104,370
	The Andersons, Inc.	2,600	67,132
	B&G Foods, Inc., Class A	5,500	50,490
	Bridgford Foods Corp.	500	5,600
	Bunge Ltd. (b)	15,400	982,982
	Cagle’s, Inc., Class A (a)	200	720
	Cal-Maine Foods, Inc.	1,500	51,120
	Calavo Growers, Inc.	1,300	22,100
	Chiquita Brands International, Inc. (a)	4,902	88,432
	Corn Products International, Inc.	7,900	230,917
	Darling International, Inc. (a)	8,900	74,582
	Del Monte Foods Co.	25,300	286,902
	Diamond Foods, Inc.	2,600	92,404
	Dole Food Co., Inc. (a)(b)	4,300	53,363
	Farmer Bros. Co.	700	13,818
	Flowers Foods, Inc.	9,018	214,268
	Fresh Del Monte Produce, Inc. (a)	4,700	103,870
	Golden Enterprises, Inc.	600	2,154
	Green Mountain Coffee Roasters, Inc. (a)(b)	5,100	415,497
	Griffin Land & Nurseries, Inc.	600	17,478
	HQ Sustainable Maritime Industries, Inc. (a)	1,200	8,448
	Hain Celestial Group, Inc. (a)	5,939	101,022
	Harbinger Group, Inc. (a)	800	5,616
	Herbalife Ltd.	7,400	300,218
	Imperial Sugar Co., New Shares	2,612	45,553
	J&J Snack Foods Corp.	1,900	75,924
	John B. Sanfilippo & Son, Inc. (a)	700	10,892
	Lancaster Colony Corp.	2,400	119,280
	Lance, Inc.	3,500	92,050
	Lifeway Foods, Inc. (a)	1,500	17,820
	MGP Ingredients, Inc. (a)	2,900	22,185
	Mannatech, Inc.	3,100	9,672
	Martek Biosciences Corp. (a)	5,300	100,382

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Medifast, Inc. (a)	2,100	$64,218
	NBTY, Inc. (a)	6,000	261,240
	Natures Sunshine Products, Inc.	900	7,686
	Nu Skin Enterprises, Inc., Class A	6,400	171,968
	Nutraceutical International Corp. (a)	1,400	17,318
	Nutri/System, Inc. (b)	4,300	134,031
	Omega Protein Corp. (a)	1,400	6,104
	Ralcorp Holdings, Inc. (a)	6,832	407,939
	Relìv International, Inc.	1,600	5,248
	Rocky Mountain Chocolate Factory, Inc.	1,495	12,110
	Sanderson Farms, Inc.	2,750	115,940
	Schiff Nutrition International, Inc.	4,000	31,280
	Seaboard Corp.	40	53,960
	Seneca Foods Corp. (a)	200	4,774
	Smart Balance, Inc. (a)	6,900	41,400
	Smithfield Foods, Inc. (a)	18,858	286,453
	Tasty Baking Co.	400	2,692
	Tootsie Roll Industries, Inc.	2,215	60,647
	TreeHouse Foods, Inc. (a)	3,512	136,476
	USANA Health Sciences, Inc. (a)	1,100	35,090

			5,655,219

Forestry & Paper - 0.2%	Boise, Inc. (a)	2,500	13,275
	Brookfield Infrastructure Partners LP	1,500	25,155
	Buckeye Technologies, Inc. (a)	4,300	41,968
	Clearwater Paper Corp. (a)	1,274	70,032
	Deltic Timber Corp.	1,400	64,652
	Domtar Corp. (a)	4,808	266,411
	Kapstone Paper and Packaging Corp. (a)	4,600	45,310
	MAXXAM, Inc. (a)	4	9,810
	Neenah Paper, Inc.	2,900	40,455
	P.H. Glatfelter Co.	4,900	59,535
	Verso Paper Corp.	2,900	7,569
	Wausau Paper Corp.	5,400	62,640

			706,812

Gas, Water & Multiutilities - 1.5%	AGL Resources, Inc. (c)	8,200	299,054
	American States Water Co.	1,950	69,050
	American Water Works Co., Inc.	12,210	273,626
	Aqua America, Inc. (b)	17,317	303,221
	Artesian Resources Corp., Class A	225	4,120
	Atmos Energy Corp.	10,700	314,580
	Avista Corp.	6,000	129,540
	Cadiz, Inc. (a)	2,000	23,940
	California Water Service Group	2,300	84,686
	Chesapeake Utilities Corp.	1,280	41,024
	Connecticut Water Service, Inc.	1,000	24,770

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Delta Natural Gas Co., Inc.	100	$2,861
	Energy, Inc.	300	3,090
	The Laclede Group, Inc.	3,100	104,687
	Middlesex Water Co.	1,366	24,083
	National Fuel Gas Co.	8,050	402,500
	New Jersey Resources Corp.	5,560	207,944
	Northwest Natural Gas Co.	2,900	130,616
	Oneok, Inc.	10,790	480,910
	PNM Resources, Inc.	11,000	139,150
	Pennichuck Corp.	1,777	37,548
	Piedmont Natural Gas Co.	8,900	238,075
	RGC Resources, Inc.	100	2,955
	SJW Corp.	1,400	31,598
	South Jersey Industries, Inc.	4,100	156,538
	Southwest Gas Corp.	4,800	136,944
	Southwest Water Co.	5,671	33,402
	UGI Corp.	11,460	277,217
	Vectren Corp.	8,600	212,248
	WGL Holdings, Inc.	5,700	191,178

			4,381,155

General Industrials - 1.2%	AEP Industries, Inc. (a)	1,000	38,280
	Actuant Corp., Class A	6,700	124,151
	American International Industries, Inc. (a)	3,400	4,386
	AptarGroup, Inc.	6,600	235,884
	Bway Holding Co. (a)	600	11,532
	Carlisle Cos., Inc.	7,000	239,820
	Colfax Corp. (a)	1,900	22,876
	Crown Holdings, Inc. (a)	18,700	478,346
	Graphic Packaging Holding Co. (a)	8,800	30,536
	Greif, Inc.	3,600	194,328
	Harsco Corp.	8,900	286,847
	Landec Corp. (a)	3,800	23,712
	Multi-Color Corp.	1,300	15,873
	Myers Industries, Inc.	2,120	19,292
	Otter Tail Corp.	3,500	86,800
	Packaging Corp. of America	10,900	250,809
	Raven Industries, Inc.	1,900	60,363
	Rock-Tenn Co., Class A	4,900	247,009
	Silgan Holdings, Inc.	2,900	167,852
	Sonoco Products Co.	10,700	312,975
	Teleflex, Inc.	4,200	226,338
	Temple-Inland, Inc.	13,400	282,874
	Trimas Corp. (a)	3,600	24,372

			3,385,255

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

General Retailers - 5.0%	1-800-FLOWERS.COM, Inc., Class A (a)	4,470	$11,846
	99 Cents Only Stores (a)	3,866	50,529
	A.C. Moore Arts & Crafts, Inc. (a)	3,100	9,114
	Aaron’s, Inc. (c)	5,275	146,276
	Advance Auto Parts, Inc. (c)	11,100	449,328
	Aéropostale, Inc. (a)	8,425	286,871
	Amerco, Inc. (a)	800	39,776
	America’s Car Mart, Inc. (a)	1,650	43,445
	American Eagle Outfitters, Inc.	19,165	325,422
	American Public Education, Inc. (a)	3,000	103,080
	Ancestry.com, Inc. (a)	900	12,609
	AnnTaylor Stores Corp. (a)	7,775	106,051
	Asbury Automotive Group, Inc. (a)	4,600	53,038
	Autobytel, Inc. (a)	8,000	8,000
	BJ’s Wholesale Club, Inc. (a)	7,100	232,241
	Barnes & Noble, Inc. (b)	5,600	106,792
	Beacon Roofing Supply, Inc. (a)	6,900	110,400
	bebe Stores, Inc.	3,150	19,751
	Bidz.com, Inc. (a)	700	1,400
	Big 5 Sporting Goods Corp.	3,100	53,258
	Blockbuster, Inc., Class A (a)(b)	42,600	28,542
	Blue Nile, Inc. (a)	1,600	101,328
	The Bon-Ton Stores, Inc.	3,000	29,430
	Books-A-Million, Inc.	1,200	8,064
	Borders Group, Inc. (a)	6,200	7,316
	Bridgepoint Education, Inc. (a)	1,200	18,024
	Brown Shoe Co., Inc.	4,700	46,389
	The Buckle, Inc. (b)	3,725	109,068
	Build-A-Bear Workshop, Inc. (a)	1,500	7,335
	CPI Corp.	1,200	14,736
	Cabela’s, Inc., Class A (a)(b)	6,400	91,264
	Cache, Inc. (a)	2,300	10,511
	Cambium Learning Group, Inc. (a)	2,800	10,976
	Capella Education Co. (a)	1,900	143,070
	CarMax, Inc. (a)	21,800	528,650
	Career Education Corp. (a)	8,068	188,065
	Casual Male Retail Group, Inc. (a)	3,100	7,223
	The Cato Corp., Class A	4,150	83,249
	Charming Shoppes, Inc. (a)	13,855	89,642
	Chemed Corp.	2,500	119,925
	Chico’s FAS, Inc. (a)	18,900	265,545
	The Children’s Place Retail Stores, Inc. (a)	3,005	99,195
	Christopher & Banks Corp.	2,238	17,053
	Citi Trends, Inc. (a)	1,600	44,192
	Clean Energy Fuels Corp. (a)	5,700	87,837

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Coldwater Creek, Inc. (a)	7,470	$33,316
	Collective Brands, Inc. (a)	6,400	145,728
	Collectors Universe, Inc.	1,870	17,485
	Conn’s, Inc. (a)	800	4,672
	Copart, Inc. (a)	7,950	291,208
	Corinthian Colleges, Inc. (a)(b)	10,735	147,821
	Cost Plus, Inc. (a)	4,700	4,794
	DSW, Inc., Class A (a)	2,500	64,700
	dELiA*s, Inc. (a)	5,199	9,722
	Destination Maternity Corp. (a)	1,200	22,800
	Dick’s Sporting Goods, Inc. (a)	9,500	236,265
	Dillard’s, Inc., Class A (b)	7,700	142,065
	Dollar General Corp. (a)	4,100	91,963
	Dollar Tree, Inc. (a)	10,905	526,712
	Dress Barn, Inc. (a)	7,621	176,045
	Ediets.Com, Inc. (a)(b)	600	780
	Education Management Corp. (a)	2,800	61,628
	The Finish Line, Inc., Class A	4,947	62,085
	Foot Locker, Inc.	16,500	183,810
	Fred’s, Inc.	4,150	42,330
	GSI Commerce, Inc. (a)	6,300	159,957
	Gaiam, Inc. (a)	2,460	18,917
	Geeknet, Inc. (a)	3,600	4,284
	Genesco, Inc. (a)	2,300	63,158
	Grand Canyon Education, Inc. (a)	1,300	24,713
	Group 1 Automotive, Inc.	3,600	102,060
	Guess?, Inc.	6,300	266,490
	Gymboree Corp. (a)	4,200	182,658
	HSN, Inc. (a)	3,960	79,952
	Haverty Furniture Cos., Inc.	2,100	28,833
	Hibbett Sports, Inc. (a)	4,618	101,550
	Hillenbrand, Inc.	6,945	130,844
	Hot Topic, Inc. (a)	8,450	53,742
	ITT Educational Services, Inc. (a)	4,610	442,376
	Internet Brands, Inc., Class A (a)	1,300	10,179
	J. Crew Group, Inc. (a)	5,700	255,018
	Jackson Hewitt Tax Service, Inc.	6,100	26,840
	Jo-Ann Stores, Inc. (a)	3,765	136,444
	Jos. A. Bank Clothiers, Inc. (a)	2,656	112,057
	K12, Inc. (a)	2,300	46,621
	KAR Auction Services, Inc. (a)	1,200	16,548
	Kirkland’s, Inc. (a)	2,400	41,688
	Lazare Kaplan International, Inc. (a)	300	750
	Learning Tree International, Inc. (a)	1,800	21,492
	Liquidity Services, Inc. (a)	2,900	29,203

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lithia Motors, Inc., Class A	3,900	$32,058
	Lumber Liquidators, Inc. (a)	2,200	58,960
	Mac-Gray Corp. (a)	500	5,150
	MarineMax, Inc. (a)	4,200	38,598
	Matthews International Corp., Class A	3,200	113,376
	Men’s Wearhouse, Inc.	4,700	98,982
	Midas, Inc. (a)	2,200	18,590
	Monro Muffler, Inc.	3,125	104,500
	Navarre Corp. (a)	5,600	11,872
	NetFlix, Inc. (a)(b)	6,020	331,943
	New York & Co. (a)	2,600	11,154
	Nobel Learning Communities, Inc. (a)	100	759
	OfficeMax, Inc. (a)	10,000	126,900
	OpenTable, Inc. (a)	1,500	38,190
	Overstock.com, Inc. (a)	1,300	17,628
	PC Mall, Inc. (a)	2,100	10,962
	Pacific Sunwear of California, Inc. (a)	7,225	28,756
	Penske Auto Group, Inc.	4,200	63,756
	The Pep Boys - Manny, Moe & Jack	5,000	42,300
	Pet DRx Corp. (a)	4,900	1,175
	PetSmart, Inc.	15,500	413,695
	Pier 1 Imports, Inc. (a)	8,800	44,792
	Pre-Paid Legal Services, Inc. (a)	1,430	58,744
	PriceSmart, Inc.	1,950	39,858
	The Princeton Review, Inc. (a)	1,600	6,496
	The Providence Service Corp. (a)	2,600	41,080
	RealNetworks, Inc. (a)	9,800	36,358
	Regis Corp.	5,100	79,407
	Rent-A-Center, Inc. (a)	7,000	124,040
	Retail Ventures, Inc. (a)	2,200	19,558
	Rollins, Inc.	5,050	97,364
	Rue21, Inc. (a)	800	22,472
	Rush Enterprises, Inc., Class A (a)	3,850	45,777
	Saks, Inc. (a)	17,700	116,112
	Sally Beauty Co., Inc. (a)	8,470	64,796
	Service Corp. International	25,900	212,121
	Sharper Image Corp. (a)	2,800	126
	Shoe Carnival, Inc. (a)	1,800	36,846
	Shutterfly, Inc. (a)	3,400	60,554
	Signet Jewelers Ltd. (a)	8,800	235,136
	Sonic Automotive, Inc.	3,900	40,521
	Sotheby’s Holdings, Inc., Class A	7,400	166,352
	Stage Stores, Inc.	3,300	40,788
	Stamps.com, Inc. (a)	2,650	23,850
	Standard Parking Corp. (a)	2,500	39,700

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Stein Mart, Inc. (a)	4,100	$43,706
	Stewart Enterprises, Inc., Class A	10,200	52,530
	Strayer Education, Inc. (b)	1,800	382,482
	Susser Holdings Corp. (a)	1,700	14,603
	The Talbots, Inc. (b)	4,600	40,986
	Ticketmaster Entertainment (a)	3,860	47,169
	Titan Machinery, Inc. (a)	3,500	40,390
	Tractor Supply Co. (a)	4,700	248,912
	Trans World Entertainment Corp. (a)	2,400	3,624
	Tuesday Morning Corp. (a)	3,100	7,998
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	70,043
	Urban Outfitters, Inc. (a)	15,300	535,347
	VCA Antech, Inc. (a)	9,040	225,277
	ValueVision Media, Inc., Class A (a)	2,800	13,440
	Weight Watchers International, Inc.	3,750	109,350
	West Marine, Inc. (a)	1,600	12,896
	The Wet Seal, Inc., Class A (a)	9,275	31,999
	Williams-Sonoma, Inc.	12,100	251,438
	Winmark Corp. (a)	600	13,230
	Zale Corp. (a)	4,200	11,424
	Zumiez, Inc. (a)	2,600	33,072

			14,360,227

Health Care Equipment & Services - 5.5%	AGA Medical Holdings, Inc. (a)	1,600	23,632
	AMERIGROUP Corp. (a)	7,200	194,112
	ATS Medical, Inc. (a)	5,400	17,442
	Abaxis, Inc. (a)	2,800	71,540
	Abiomed, Inc. (a)	3,700	32,338
	Accuray, Inc. (a)	4,800	26,928
	Addus HomeCare Corp. (a)	600	5,520
	AdvanSource Biomaterials Corp. (a)	1,476	413
	Air Methods Corp. (a)	1,600	53,792
	Align Technology, Inc. (a)	6,900	122,958
	Alliance Healthcare Services, Inc. (a)	3,300	18,843
	Allied Healthcare International, Inc. (a)	3,100	9,021
	Almost Family, Inc. (a)	1,500	59,295
	Alphatec Holdings, Inc. (a)	1,200	6,408
	Amedisys, Inc. (a)(b)	3,767	182,925
	America Service Group, Inc.	1,200	19,044
	American Medical Systems Holdings, Inc. (a)	7,900	152,391
	Amsurg Corp. (a)	3,500	77,070
	Analogic Corp.	1,500	57,765
	AngioDynamics, Inc. (a)	2,590	41,647
	Anika Therapeutics, Inc. (a)	1,400	10,682
	Animal Health International, Inc. (a)	3,100	7,440
	Assisted Living Concepts, Inc. (a)	1,760	46,411

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Atrion Corp.	200	$31,144
	Beckman Coulter, Inc.	8,000	523,520
	Bio-Rad Laboratories, Inc., Class A (a)	2,000	192,920
	Bio-Reference Labs, Inc. (a)	2,100	82,299
	BioForm Medical, Inc. (a)	1,000	3,400
	Biolase Technology, Inc. (a)	2,400	4,560
	Bioscript, Inc. (a)	6,596	55,142
	BioSphere Medical, Inc. (a)	900	2,466
	Bovie Medical Corp. (a)	1,600	12,496
	Brookdale Senior Living, Inc. (a)	5,900	107,321
	Bruker BioSciences Corp. (a)	5,100	61,506
	CONMED Corp. (a)	3,150	71,820
	Candela Corp. (a)	7,200	21,816
	Cantel Medical Corp.	2,600	52,468
	Cardiac Science Corp. (a)	3,210	7,158
	Cardica, Inc. (a)	2,700	3,132
	CardioNet, Inc. (a)	5,400	32,076
	Catalyst Health Solutions, Inc. (a)	3,800	138,586
	Centene Corp. (a)	6,500	137,605
	Cepheid, Inc. (a)	6,500	81,120
	Chindex International, Inc. (a)	1,450	20,489
	Clarient, Inc. (a)	6,800	18,020
	Clinical Data, Inc. (a)	887	16,197
	Community Health Systems, Inc. (a)	11,600	412,960
	Conceptus, Inc. (a)	2,900	54,404
	Contiucare Corp. (a)	8,800	38,456
	The Cooper Cos., Inc.	5,943	226,547
	Corvel Corp. (a)	1,200	40,248
	Covance, Inc. (a)	7,700	420,189
	Cryo-Cell International, Inc. (a)	1,900	3,382
	CryoLife, Inc. (a)	5,100	32,742
	Cutera, Inc. (a)	900	7,659
	Cyberonics, Inc. (a)	4,000	81,760
	Cynosure, Inc., Class A (a)	2,200	25,278
	Daxor Corp.	700	8,435
	Delcath Systems Inc. (a)	7,100	36,494
	DexCom, Inc. (a)	4,800	38,784
	Dialysis Corp. of America (a)	1,300	9,334
	Dynacq Healthcare, Inc. (a)	4	14
	Edwards Lifesciences Corp. (a)	6,800	590,580
	Electro-Optical Sciences, Inc. (a)(b)	4,200	43,512
	Emergency Medical Services Corp. (a)	2,900	157,035
	Emeritus Corp. (a)	2,200	41,250
	Endologix, Inc. (a)	6,200	32,736
	The Ensign Group, Inc.	500	7,685

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	eResearch Technology, Inc. (a)	4,775	$28,698
	Escalon Medical Corp. (a)	725	1,138
	ev3, Inc. (a)	7,183	95,821
	Exactech, Inc. (a)	1,000	17,310
	Five Star Quality Care, Inc. (a)	308	1,069
	Fonar Corp. (a)	692	1,086
	Genoptix, Inc. (a)	2,600	92,378
	Gentiva Health Services, Inc. (a)	3,200	86,432
	Gliatech, Inc. (a)	100	—
	HMS Holdings Corp. (a)	3,700	180,153
	Haemonetics Corp. (a)	3,500	193,025
	Hanger Orthopedic Group, Inc. (a)	3,400	47,022
	Hansen Medical, Inc. (a)	8,900	26,967
	Health Grades, Inc. (a)	5,100	21,879
	Health Management Associates, Inc., Class A (a)	25,980	188,875
	Health Net, Inc. (a)	13,080	304,633
	Healthcare Services Group, Inc.	3,877	83,200
	HealthSouth Corp. (a)	10,100	189,577
	HealthSpring, Inc. (a)	4,900	86,289
	HealthTronics, Inc. (a)	1,900	5,016
	Healthways, Inc. (a)	3,700	67,858
	Henry Schein, Inc. (a)	10,700	562,820
	Hill-Rom Holdings, Inc.	6,645	159,413
	Hologic, Inc. (a)	30,436	441,322
	Hooper Holmes, Inc. (a)	4,600	4,830
	Hydron Technologies, Inc. (a)	2,900	58
	Hythiam, Inc. (a)	10,400	4,566
	ICU Medical, Inc. (a)	2,300	83,812
	IPC The Hospitalist Co., Inc. (a)	2,300	76,475
	IRIS International, Inc. (a)	2,500	30,900
	Idexx Laboratories, Inc. (a)(b)	6,400	342,016
	Immucor, Inc. (a)	7,337	148,501
	Insulet Corp. (a)	5,000	71,400
	Integra LifeSciences Holdings Corp. (a)	2,300	84,594
	Invacare Corp.	3,500	87,290
	Inverness Medical Innovations, Inc. (a)	9,675	401,609
	Kendle International, Inc. (a)	2,900	53,099
	Kensey Nash Corp. (a)	1,400	35,700
	Kindred Healthcare, Inc. (a)	3,390	62,579
	Kinetic Concepts, Inc. (a)	7,715	290,470
	LCA-Vision, Inc. (a)	3,850	19,712
	LHC Group, Inc. (a)	2,300	77,303
	Lectec Corp.	800	3,216
	LifePoint Hospitals, Inc. (a)	6,845	222,531
	Lincare Holdings, Inc. (a)	8,600	319,232

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MAKO Surgical Corp. (a)	900	$9,990
	MEDTOX Scientific, Inc. (a)	1,600	12,400
	Magellan Health Services, Inc. (a)	4,179	170,211
	Masimo Corp. (a)	5,100	155,142
	MedCath Corp. (a)	1,800	14,238
	Medical Action Industries, Inc. (a)	1,800	28,908
	Mednax, Inc. (a)	5,200	312,572
	Meridian Bioscience, Inc.	4,425	95,359
	Merit Medical Systems, Inc. (a)	3,068	59,182
	Metropolitan Health Networks, Inc. (a)	300	597
	Micrus Endovascular Corp. (a)	2,100	31,521
	Molina Healthcare, Inc. (a)	1,800	41,166
	NMT Medical, Inc. (a)	1,900	4,693
	Nanosphere, Inc. (a)	200	1,288
	National Dentex Corp. (a)	150	1,515
	National Healthcare Corp.	600	21,666
	Natus Medical, Inc. (a)	3,100	45,849
	Neogen Corp. (a)	2,418	57,089
	Neurometrix, Inc. (a)	1,700	4,199
	Nighthawk Radiology Holdings, Inc. (a)	2,700	12,231
	NuVasive, Inc. (a)	5,200	166,296
	NxStage Medical, Inc. (a)	4,900	40,915
	OTIX Global, Inc. (a)	3,500	2,905
	Odyssey HealthCare, Inc. (a)	3,850	59,983
	Omnicell, Inc. (a)	3,800	44,422
	OraSure Technologies, Inc. (a)	4,775	24,257
	Orthofix International NV (a)	2,300	71,231
	Orthovita, Inc. (a)	8,420	29,554
	Osteotech, Inc. (a)	3,300	10,560
	Owens & Minor, Inc.	5,400	231,822
	PC Group, Inc. (a)	300	96
	PSS World Medical, Inc. (a)	8,400	189,588
	Palomar Medical Technologies, Inc. (a)	2,000	20,160
	Parexel International Corp. (a)	8,000	112,800
	PharMerica Corp. (a)	3,423	54,357
	Pharmaceutical Product Development, Inc.	13,500	316,440
	Psychemedics Corp.	125	919
	Psychiatric Solutions, Inc. (a)	7,032	148,656
	Quidel Corp. (a)	4,800	66,144
	RTI Biologics, Inc. (a)	3,200	12,288
	RadNet, Inc. (a)	6,500	13,260
	RehabCare Group, Inc. (a)	3,500	106,505
	Res-Care, Inc. (a)	1,900	21,280
	ResMed, Inc. (a)	8,300	433,841
	Retractable Technologies, Inc. (a)	1,300	2,132

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rochester Medical Corp. (a)	1,700	$18,921
	Rockwell Medical Technologies, Inc. (a)	3,200	24,608
	Rural/Metro Corp. (a)	4,100	24,600
	SRI/Surgical Express, Inc. (a)	1,000	2,050
	Select Medical Holdings Corp. (a)	1,600	16,992
	Sirona Dental Systems, Inc. (a)	1,800	57,132
	Skilled Healthcare Group, Inc., Class A (a)	2,700	20,115
	Somanetics Corp. (a)	2,500	43,875
	SonoSite, Inc. (a)	2,200	51,986
	Sparta Surgical Corp. (a)	1,900	—
	Spectranetic Corp. (a)	3,800	26,448
	Staar Surgical Co. (a)	2,400	7,464
	Stereotaxis, Inc. (a)	2,600	10,218
	Steris Corp.	6,200	173,414
	Sun Healthcare Group, Inc. (a)	4,800	44,016
	Sunrise Senior Living, Inc. (a)	7,900	25,438
	SurModics, Inc. (a)	1,800	40,788
	Symmetry Medical, Inc. (a)	3,600	29,016
	Synergetics USA, Inc. (a)	400	532
	Synovis Life Technologies, Inc. (a)	3,100	40,021
	SyntheMed, Inc. (a)	8,500	1,700
	Team Health Holdings, Inc. (a)	1,700	23,834
	Theragenics Corp. (a)	1,900	2,546
	ThermoGenesis Corp. (a)	8,000	4,568
	Thoratec Corp. (a)	7,300	196,516
	Tomotherapy, Inc. (a)	5,200	20,280
	Trans1, Inc. (a)	1,100	4,345
	Triple-S Management Corp. (a)	1,400	24,640
	US Physical Therapy, Inc. (a)	1,600	27,088
	Uluru, Inc. (a)	400	84
	Universal American Financial Corp. (a)	4,400	51,480
	Universal Health Services, Inc., Class B	5,900	179,950
	Urologix, Inc. (a)	1,700	3,145
	Utah Medical Products, Inc.	800	23,456
	Varian, Inc. (a)	3,050	157,197
	Vascular Solutions, Inc. (a)	1,500	12,585
	Virtual Radiologic Corp. (a)	1,600	20,416
	Volcano Corp. (a)	4,500	78,210
	Zoll Medical Corp. (a)	3,310	88,443
	WellCare Health Plans, Inc. (a)	4,400	161,744
	West Pharmaceutical Services, Inc.	3,600	141,120
	Wright Medical Group, Inc. (a)	5,500	104,225

			15,771,669

Health Care Providers & Services - 0.0%	Health Fitness Corp. (a)	3,500	26,775

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Goods & Home Construction - 1.8%	ACCO Brands Corp. (a)	4,500	$32,760
	Bassett Furniture Industries, Inc. (a)	800	2,816
	Beazer Homes USA, Inc. (a)	7,964	38,546
	Blount International, Inc. (a)	2,800	28,280
	Blyth, Inc.	675	22,761
	Briggs & Stratton Corp.	4,700	87,937
	Brookfield Homes Corp. (a)(b)	1,876	15,008
	Cavco Industries, Inc. (a)	710	25,503
	Central Garden & Pet Co., Class A (a)	5,900	58,646
	Church & Dwight Co., Inc.	7,900	477,555
	Compx International, Inc.	1,600	12,112
	Comstock Homebuilding Cos., Inc., Class A (a)	3,800	3,078
	Dixie Group, Inc. (a)	900	2,439
	Energizer Holdings, Inc. (a)	8,000	490,240
	Ethan Allen Interiors, Inc.	4,800	64,416
	Flexsteel Industries, Inc.	200	2,046
	Forward Industries, Inc. (a)	1,100	2,266
	Furniture Brands International, Inc. (a)	4,400	24,024
	HNI Corp.	3,300	91,179
	Herman Miller, Inc.	5,590	89,328
	hhgregg, Inc. (a)	1,800	39,654
	Hooker Furniture Corp.	1,700	21,029
	Hovnanian Enterprises, Inc., Class A (a)(b)	9,700	37,248
	Interface, Inc., Class A	4,700	39,057
	iRobot Corp. (a)	2,100	36,960
	Jarden Corp.	10,075	311,418
	KB Home	10,900	149,112
	Kid Brands, Inc. (a)	1,300	5,694
	Knoll, Inc.	5,200	53,716
	L.S. Starrett Co., Class A	700	6,167
	La-Z-Boy, Inc.	5,700	54,321
	Libbey, Inc.	1,082	8,277
	Lifetime Brands, Inc.	2,500	17,875
	M/I Homes, Inc. (a)	2,000	20,780
	MDC Holdings, Inc.	5,016	155,697
	Meritage Homes Corp. (a)	4,700	90,851
	Middleby Corp. (a)	2,011	98,579
	Mohawk Industries, Inc. (a)	5,964	283,886
	NVR, Inc. (a)	696	494,654
	National Presto Industries, Inc.	500	54,615
	Oil-Dri Corp. of America	700	10,850
	Orleans Homebuilders, Inc. (a)	900	1,467
	Palm Harbor Homes, Inc. (a)	2,300	4,761
	Ryland Group, Inc.	6,000	118,200
	The Scotts Miracle-Gro Co.	5,500	216,205

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sealy Corp. (a)(b)	6,100	$19,276
	Select Comfort Corp. (a)	5,750	37,490
	Skyline Corp.	1,000	18,400
	Standard-Pacific Corp. (a)	15,000	56,100
	Stanley Furniture Co., Inc.	2,400	24,360
	Steelcase, Inc., Class A	6,400	40,704
	Tempur-Pedic International, Inc. (a)	9,400	222,122
	Toll Brothers, Inc. (a)	16,500	310,365
	Tupperware Corp.	7,655	356,493
	Virco Manufacturing Corp.	642	2,343
	WD-40 Co.	1,900	61,484

			5,051,150

Industrial Engineering - 2.8%	AGCO Corp. (a)	9,923	320,910
	Alamo Group, Inc.	1,400	24,010
	Albany International Corp., Class A	2,800	62,888
	Altra Holdings, Inc. (a)	4,300	53,105
	American Railcar Industries, Inc.	1,800	19,836
	Astec Industries, Inc. (a)	1,900	51,186
	Broadwind Energy, Inc. (a)	2,100	16,989
	Brush Engineered Materials, Inc. (a)	2,800	51,912
	Bucyrus International, Inc.	9,100	512,967
	CIRCOR International, Inc.	1,900	47,842
	Cascade Corp.	1,200	32,988
	Ceco Environmental Corp. (a)	1,900	7,505
	Chicago Rivet & Machine Co.	100	1,425
	Clarcor, Inc.	5,600	181,664
	Columbus McKinnon Corp. (a)	2,100	28,686
	Commercial Vehicle Group, Inc. (a)	700	4,193
	Crane Co.	5,400	165,348
	Donaldson Co., Inc.	7,700	327,558
	Dynamic Materials Corp.	1,400	28,070
	The Eastern Co.	300	4,029
	Energy Recovery, Inc. (a)	7,000	48,160
	EnPro Industries, Inc. (a)	2,200	58,102
	Federal Signal Corp.	3,600	21,672
	Flanders Corp. (a)	3,800	16,948
	Flow International Corp. (a)	4,500	13,860
	Franklin Electric Co., Inc.	2,200	63,976
	Freightcar America, Inc.	1,500	29,745
	GATX Corp.	4,500	129,375
	Gardner Denver, Inc.	6,800	289,340
	The Gorman-Rupp Co.	1,870	51,687
	Graco, Inc.	6,387	182,476
	Graham Corp.	2,100	43,470
	Greenbrier Cos., Inc.	2,800	29,064

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	H&E Equipment Services, Inc. (a)	2,900	$30,421
	Hardinge, Inc.	1,900	10,450
	Hurco Companies, Inc. (a)	1,300	19,240
	IDEX Corp.	8,625	268,669
	John Bean Technologies Corp.	3,105	52,816
	Joy Global, Inc.	11,500	593,285
	K-Tron International, Inc. (a)	300	32,622
	Kadant, Inc. (a)	780	12,449
	Kaydon Corp.	3,800	135,888
	Kennametal, Inc.	10,300	266,976
	Key Technology Inc. (a)	1,100	12,826
	Kimball International, Inc., Class B	2,800	23,856
	Lincoln Electric Holdings, Inc.	4,295	229,611
	Lindsay Manufacturing Co. (b)	2,000	79,700
	Lydall, Inc. (a)	1,800	9,378
	MFRI, Inc. (a)	1,400	9,520
	Manitowoc Co.	16,600	165,502
	Met-Pro Corp.	1,700	18,054
	Mine Safety Appliances Co.	3,300	87,549
	Mueller Industries, Inc.	3,400	84,456
	NACCO Industries, Inc., Class A	600	29,880
	NN, Inc. (a)	2,700	10,692
	Navistar International Corp. (a)	6,600	255,090
	Nordson Corp.	3,200	195,776
	Oshkosh Corp.	9,700	359,191
	PMFG, Inc. (a)	600	9,726
	Pentair, Inc.	10,650	343,995
	Robbins & Myers, Inc.	3,200	75,264
	SPX Corp.	6,148	336,296
	Sauer-Danfoss, Inc.	1,100	13,211
	Spartan Motors, Inc.	2,275	12,808
	Standex International Corp.	1,400	28,126
	Sun Hydraulics, Inc.	1,650	43,313
	Sypris Solutions, Inc.	1,300	3,666
	Tecumseh Products Co., Class A (a)	1,800	21,042
	Tennant Co.	1,800	47,142
	Terex Corp. (a)	12,400	245,644
	Timken Co.	7,900	187,309
	Toro Co. (b)	4,590	191,908
	Trinity Industries, Inc.	8,500	148,240
	Twin Disc, Inc.	1,600	16,704
	Wabash National Corp. (a)	1,800	3,402
	Westinghouse Air Brake Technologies Corp.	5,100	208,284

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Williams Controls, Inc. (a)	500	$3,950
	Woodward Governor Co.	6,000	154,620
	Xerium Technologies, Inc. (a)	300	228

			8,009,761

Industrial Metals & Mining - 1.0%	Ampco-Pittsburgh Corp.	1,000	31,530
	Carpenter Technology Corp.	4,800	129,360
	Century Aluminum Co. (a)	8,900	144,091
	Cold Metal Products, Inc. (a)	1,400	—
	Commercial Metals Co.	11,900	186,235
	Friedman Industries, Inc.	600	3,498
	Haynes International, Inc.	1,300	42,861
	Horsehead Holding Corp. (a)	5,200	66,300
	Intrepid Potash, Inc. (a)	6,000	175,020
	Kaiser Aluminum Corp.	1,300	54,106
	Olympic Steel, Inc.	1,805	58,807
	RTI International Metals, Inc. (a)	4,200	105,714
	Reliance Steel & Aluminum Co.	6,924	299,255
	Southern Copper Corp.	25,300	832,623
	Steel Dynamics, Inc.	25,066	444,170
	Synalloy Corp.	1,300	11,375
	USEC, Inc. (a)	12,200	46,970
	Universal Stainless & Alloy Products, Inc. (a)	700	13,202
	Uranium Energy Corp. (a)	8,800	33,264
	Uranium Resources, Inc. (a)	4,100	3,157
	WHX Corp. (a)	1,600	3,840
	Worthington Industries, Inc.	6,800	88,876

			2,774,254

Industrial Transportation - 1.4%	ATC Technology Corp. (a)	2,205	52,589
	Air Transport Services Group, Inc. (a)	3,000	7,920
	Aircastle Ltd.	5,600	55,160
	Alexander & Baldwin, Inc.	4,400	150,612
	American Commerical Lines, Inc. (a)	1,125	20,621
	Arkansas Best Corp.	3,500	103,005
	Atlas Air Worldwide Holdings, Inc. (a)	2,600	96,850
	Capital Product Partners LP	1,400	12,866
	Celadon Group, Inc. (a)	1,725	18,716
	Con-way, Inc.	6,300	219,933
	Covenant Transport Group, Class A (a)	2,700	11,367
	DHT Maritime, Inc.	5,500	20,240
	Dynamex, Inc. (a)	900	16,290
	Eagle Bulk Shipping, Inc. (a)(b)	10,500	51,975
	Excel Maritime Carriers Ltd.	3,600	22,176
	Forward Air Corp.	3,200	80,160
	Frozen Food Express Industries, Inc.	1,900	6,270
	Genco Shipping & Trading Ltd. (b)	4,000	89,520

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	General Maritime Corp.	9,252	$64,671
	Genesee & Wyoming, Inc., Class A (a)	3,850	125,664
	HUB Group, Inc., Class A (a)	4,100	110,003
	Heartland Express, Inc.	7,008	107,012
	Horizon Lines, Inc., Class A	3,300	18,381
	International Shipholding Corp.	600	18,642
	J.B. Hunt Transport Services, Inc.	10,800	348,516
	Kansas City Southern (a)	11,400	379,506
	Kirby Corp. (a)	6,000	208,980
	Knight Transportation, Inc.	6,200	119,598
	Landstar System, Inc.	6,400	248,128
	Marten Transport Ltd. (a)	1,637	29,384
	Navios Maritime Partners LP	1,200	17,748
	OceanFreight, Inc. (a)	1,500	1,388
	Old Dominion Freight Line, Inc. (a)	4,162	127,773
	Overseas Shipholding Group, Inc.	3,300	145,035
	P.A.M. Transportation Services, Inc. (a)	400	4,132
	PHH Corp. (a)	5,500	88,605
	Pacer International, Inc.	7,000	22,120
	Patriot Transportation Holding, Inc. (a)	100	9,446
	Quality Distribution, Inc. (a)	1,500	5,925
	Railamerica, Inc. (a)	2,600	31,720
	SMF Energy Corp. (a)	134	191
	Saia, Inc. (a)	1,500	22,230
	Ship Finance International Ltd.	4,000	54,520
	TAL International Group, Inc.	1,400	18,522
	TBS International Ltd. (a)	3,800	27,930
	Teekay Corp.	4,500	104,445
	Textainer Group Holdings Ltd.	1,900	32,110
	USA Truck, Inc. (a)	700	8,764
	UTI Worldwide, Inc.	10,500	150,360
	Universal Truckload Services, Inc.	900	16,290
	Werner Enterprises, Inc.	7,200	142,488
	Willis Lease Finance Corp. (a)	200	3,000
	World Fuel Services Corp.	7,600	203,604
	YRC Worldwide, Inc. (a)(b)	10,629	8,926

			4,062,027

Leisure Goods - 0.9%	Activision Blizzard, Inc. (a)(c)	70,288	780,900
	Aldila, Inc. (a)	100	348
	Arctic Cat, Inc.	1,300	11,908
	Brunswick Corp.	11,400	144,894
	Callaway Golf Co.	6,800	51,272
	DTS, Inc. (a)	2,900	99,209
	Drew Industries, Inc. (a)	2,200	45,430
	Emerson Radio Corp. (a)	1,700	4,012

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Escalade, Inc.	900	$2,160
	Garmin Ltd. (b)	14,300	439,010
	Glu Mobile, Inc. (a)	4,200	4,788
	Jakks Pacific, Inc. (a)	5,013	60,758
	Koss Corp.	400	2,200
	Leapfrog Enterprises, Inc. (a)	3,600	14,076
	Majesco Entertainment Co. (a)	1,500	1,725
	Marine Products Corp.	700	3,451
	Meade Instruments Corp. (a)	10	28
	Nautilus, Inc. (a)	2,400	4,872
	Polaris Industries, Inc.	3,600	157,068
	Pool Corp.	5,250	100,170
	RC2 Corp. (a)	1,970	29,058
	Sport Supply Group, Inc.	2,100	26,439
	Steinway Musical Instruments, Inc. (a)	1,310	20,842
	THQ, Inc. (a)	11,550	58,212
	Take-Two Interactive Software, Inc. (a)	12,400	124,620
	Thor Industries, Inc.	3,685	115,709
	TiVo, Inc. (a)	11,265	114,678
	Universal Electronics, Inc. (a)	1,700	39,474
	Winnebago Industries, Inc. (a)	4,500	54,900

			2,512,211

Life Insurance - 0.4%	American Equity Investment Life Holding Co.	6,100	45,384
	American Independence Corp. (a)	48	218
	Amerisafe, Inc. (a)	3,700	66,489
	Atlantic American Corp. (a)	700	896
	Citizens, Inc. (a)	2,890	18,872
	Conseco, Inc. (a)	25,800	129,000
	Delphi Financial Group, Inc., Class A	4,450	99,546
	eHealth, Inc. (a)	2,700	44,361
	Employers Holdings, Inc.	5,500	84,370
	FBL Financial Group, Inc., Class A	1,700	31,484
	Independence Holding Co.	720	4,176
	Kansas City Life Insurance Co.	700	20,825
	National Western Life Insurance Co., Class A	307	53,301
	The Phoenix Cos., Inc. (a)	9,100	25,298
	Presidential Life Corp.	3,100	28,365
	Protective Life Corp.	10,000	165,500
	Stancorp Financial Group, Inc.	6,400	256,128

			1,074,213

Media - 3.1%	4Kids Entertainment, Inc. (a)	1,000	1,590
	AH Belo Corp. (a)	1,296	7,465
	Acxiom Corp. (a)	7,300	97,966
	Alloy, Inc. (a)	1,300	10,114
	American Greetings Corp., Class A	4,400	95,876

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ante4, Inc. (a)	2,100	$2,184
	Arbitron, Inc.	4,200	98,364
	Ascent Media Corp., Class A (a)	1,406	35,895
	Avid Technology, Inc. (a)	3,356	42,822
	Beasley Broadcasting Group, Inc., Class A (a)	4,100	14,555
	Belo Corp., Class A	9,980	54,291
	CKX, Inc. (a)	6,000	31,620
	CSS Industries, Inc.	904	17,574
	CTM Media Holdings, Inc. (a)	511	971
	CTN Media Group, Inc. (a)	50	—
	Cablevision Systems Corp., Class A	28,000	722,960
	Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	64,418
	ComScore, Inc. (a)	2,100	36,855
	Constant Contact, Inc. (a)	4,600	73,600
	Courier Corp.	537	7,652
	Crown Media Holdings, Inc., Class A (a)	1,500	2,175
	Cumulus Media, Inc., Class A (a)	6,165	14,056
	DG FastChannel, Inc. (a)	2,838	79,265
	DISH Network Corp.	24,865	516,446
	Discovery Communications, Inc., Class A (a)	34,600	1,061,182
	Dolan Media Co. (a)	4,000	40,840
	Dolby Laboratories, Inc., Class A (a)	6,700	319,791
	DreamWorks Animation SKG, Inc., Class A (a)	8,700	347,565
	EDCI Holdings, Inc. (a)	470	2,759
	EW Scripps Co. (a)	3,233	22,502
	Emmis Communications Corp., Class A (a)	6,400	7,360
	Entercom Communications Corp. (a)	3,000	21,210
	Entravision Communications Corp., Class A (a)	6,500	22,100
	Factset Research Systems, Inc.	4,950	326,057
	Fisher Communications, Inc. (a)	700	11,375
	Global Traffic Network, Inc. (a)	1,900	7,885
	Gray Television, Inc. (a)	10,300	15,553
	HSW International, Inc. (a)	400	124
	Harte-Hanks, Inc.	4,300	46,354
	Hollywood Media Corp. (a)	4,300	6,020
	iBEAM Broadcasting Corp. (a)	80	—
	IHS, Inc., Class A (a)	5,300	290,493
	infoGROUP, Inc.	3,200	25,664
	Interactive Data Corp.	3,600	91,080
	interCLICK, Inc. (a)	2,000	10,480
	inVentiv Health, Inc. (a)	4,180	67,591
	John Wiley & Sons, Inc., Class A	5,300	221,964
	Journal Communications, Inc., Class A	4,500	17,505
	Knology, Inc. (a)	3,500	38,325
	The Knot, Inc. (a)	3,100	31,217

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lamar Advertising Co., Class A (a)(b)	7,307	$227,175
	Lee Enterprises, Inc. (a)	5,300	18,391
	Liberty Global, Inc. (a)	27,941	612,187
	Liberty Global, Inc., Series C (a)	3,922	85,696
	Liberty Media Corp., Series A (a)	6,932	319,912
	Liberty Media Holding Corp. - Capital (a)	10,407	248,519
	Liberty Media Holding Corp. - Interactive (a)	71,436	774,366
	Lin TV Corp., Class A (a)	3,200	14,272
	Local.com Corp. (a)	500	2,905
	LodgeNet Interactive Corp. (a)	3,600	19,908
	Marchex, Inc., Class B	3,200	16,256
	Martha Stewart Living Omnimedia, Inc., Class A (a)	6,100	30,134
	McClatchy Co., Class A	11,400	40,356
	Media General, Inc., Class A	2,100	16,464
	Mediacom Communications Corp., Class A (a)	5,900	26,373
	Morningstar, Inc. (a)	2,100	101,514
	National CineMedia, Inc.	5,100	84,507
	New Frontier Media, Inc. (a)	5,400	10,206
	Nexstar Broadcasting Group, Inc., Class A (a)	4,500	18,225
	Outdoor Channel Holdings, Inc. (a)	400	2,320
	PDI, Inc. (a)	1,000	4,820
	Playboy Enterprises, Inc., Class B (a)	7,300	23,360
	Primedia, Inc.	3,905	14,097
	RHI Entertainment, Inc. (a)	300	92
	Radio One, Inc., Class D (a)	2,000	5,800
	Regent Communications, Inc. (a)	2,900	725
	SPAR Group, Inc. (a)	1,400	1,064
	Saga Communications, Inc. (a)	357	4,480
	Salem Communications Corp., Class A (a)	1,600	9,584
	Salon Media Group, Inc. (a)	30	5
	Schawk, Inc.	2,100	28,560
	Scholastic Corp.	3,410	101,720
	Sinclair Broadcast Group, Inc., Class A	8,400	33,852
	Sirius XM Radio, Inc. (a)	449,450	269,670
	Spanish Broadcasting System, Inc., Class A (a)	5,100	3,978
	TechTarget, Inc. (a)	1,100	6,193
	TheStreet.com, Inc.	2,600	6,240
	Valassis Communications, Inc. (a)	6,000	109,560
	Value Line, Inc.	100	2,511
	ValueClick, Inc. (a)	11,755	118,961
	Vertro, Inc. (a)	4,400	1,848
	Warner Music Group Corp. (a)	7,700	43,582

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	WebMD Health Corp., Class A (a)	5,784	$222,626
	WebMediaBrands, Inc. (a)	1,900	1,710
	Westwood One, Inc. (a)	18	84

			8,766,518

Mining - 1.2%	AMCOL International Corp.	2,400	68,208
	Allied Nevada Gold Corp. (a)	6,600	99,528
	Alpha Natural Resources, Inc. (a)	19,745	856,538
	Arch Coal, Inc.	19,900	442,775
	Atna Resources Ltd. (a)	1,792	1,204
	Cloud Peak Energy, Inc. (a)	5,200	75,712
	Coeur d’Alene Mines Corp. (a)	10,670	192,700
	Compass Minerals International, Inc.	4,400	295,636
	Evergreen Energy, Inc. (a)(b)	8,200	2,813
	General Moly, Inc. (a)	6,700	13,936
	Hecla Mining Co. (a)(b)	31,200	192,816
	International Coal Group, Inc. (a)	11,700	45,162
	James River Coal Co. (a)	4,200	77,826
	National Coal Corp. (a)	2,700	2,241
	Patriot Coal Corp. (a)	9,800	151,508
	Royal Gold, Inc.	5,535	260,699
	Solitario Exploration & Royalty Corp. (a)	6,600	15,312
	Stillwater Mining Co. (a)	4,984	47,248
	Timberline Resources Corp. (a)	6,000	6,600
	U.S. Energy Corp. (a)	5,200	30,836
	US Gold Corp. (a)	11,500	28,520
	Vista Gold Corp. (a)	3,800	9,310
	Walter Industries, Inc.	6,800	512,108
	Westmoreland Coal Co. (a)	1,600	14,256

			3,443,492

Mobile Telecommunications - 0.5%	Atlantic Tele-Network, Inc.	1,100	60,511
	FiberTower Corp. (a)	2,240	9,363
	Globalstar, Inc. (a)	5,600	4,872
	Leap Wireless International, Inc. (a)	8,500	149,175
	NII Holdings, Inc. (a)	20,400	685,032
	NTELOS Holdings Corp.	4,800	85,536
	ORBCOMM, Inc. (a)	1,800	4,860
	Shenandoah Telecom Co.	2,000	40,700
	Telephone & Data Systems, Inc.	7,600	257,792
	Telephone & Data Systems, Inc.
	(Special Shares)	2,900	87,580
	TerreStar Corp. (a)	5,100	4,794
	U.S. Cellular Corp. (a)	1,600	67,856
	USA Mobility, Inc.	5,300	58,353

			1,516,424

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Nonlife Insurance - 8.9%	21st Century Holding Co.	1,300	$5,239
	AMBAC Financial Group, Inc. (a)(b)	54,400	45,152
	Affirmative Insurance Holdings, Inc.	2,600	10,608
	Alleghany Corp. (a)	665	183,540
	Allied World Assurance Holdings Ltd.	4,500	207,315
	American Financial Group, Inc.	8,250	205,838
	American National Insurance Co.	1,700	203,048
	American Physicians Capital, Inc.	1,933	58,609
	American Safety Insurance Holdings Ltd. (a)	300	4,335
	AmTrust Financial Services, Inc.	4,300	50,826
	Arch Capital Group Ltd. (a)	7,105	508,363
	Argo Group International Holdings Ltd. (a)	3,339	97,298
	Arthur J. Gallagher & Co.	10,500	236,355
	Aspen Insurance Holdings Ltd.	9,700	246,865
	Assured Guaranty Ltd.	14,423	313,844
	Axis Capital Holdings Ltd.	17,300	491,493
	Baldwin & Lyons, Inc., Class B	950	23,379
	Berkshire Hathaway, Inc., Class A (a)	144	14,284,800
	Brown & Brown, Inc.	12,000	215,640
	CNA Financial Corp. (a)	3,029	72,696
	CNA Surety Corp. (a)	1,900	28,291
	Donegal Group, Inc., Class A	500	7,770
	EMC Insurance Group, Inc.	1,100	23,661
	Eastern Insurance Holdings, Inc.	1,900	16,378
	Endurance Specialty Holdings Ltd.	7,000	260,610
	Enstar Group Ltd. (a)	600	43,812
	Erie Indemnity Co., Class A	3,200	124,864
	Everest Re Group Ltd.	6,900	591,192
	FPIC Insurance Group, Inc. (a)	1,500	57,930
	First Acceptance Corp. (a)	1,327	2,588
	First American Corp.	13,389	443,310
	First Mercury Financial Corp.	2,400	32,904
	Flagstone Reinsurance Holdings Ltd.	4,500	49,230
	Greenlight Capital Re Ltd. (a)	3,700	87,209
	HCC Insurance Holdings, Inc.	12,250	342,632
	The Hanover Insurance Group, Inc.	6,400	284,352
	Harleysville Group, Inc.	1,400	44,506
	Horace Mann Educators Corp.	4,300	53,750
	Infinity Property & Casualty Corp.	1,800	73,152
	InsWeb Corp. (a)	83	270
	Life Partners Holdings, Inc. (b)	1,631	34,561
	Life Quotes, Inc. (a)	366	1,047
	MBIA, Inc. (a)(b)	15,300	60,894
	Maiden Holdings Ltd.	4,400	32,208
	Markel Corp. (a)	1,132	384,880

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Max Capital Group Ltd.	5,300	$118,190
	Meadowbrook Insurance Group, Inc.	4,400	32,560
	Mercer Insurance Group, Inc.	1,400	25,438
	Mercury General Corp.	2,800	109,928
	Montpelier Re Holdings Ltd.	9,300	161,076
	NYMAGIC, Inc.	600	9,954
	National Interstate Corp.	600	10,176
	National Security Group, Inc.	120	1,332
	Navigators Group, Inc. (a)	1,700	80,087
	Old Republic International Corp.	24,512	246,100
	OneBeacon Insurance Group Ltd.	4,600	63,388
	PMA Capital Corp., Class A (a)	4,695	29,579
	PartnerRe Ltd.	7,800	582,348
	Platinum Underwriters Holdings Ltd.	6,700	256,543
	ProAssurance Corp. (a)	4,400	236,324
	RLI Corp.	2,100	111,825
	Reinsurance Group of America, Inc.	7,900	376,435
	RenaissanceRe Holdings Ltd.	7,200	382,680
	Safety Insurance Group, Inc.	1,800	65,214
	SeaBright Insurance Holdings, Inc. (a)	4,700	54,003
	Selective Insurance Group, Inc.	5,800	95,410
	State Auto Financial Corp.	1,425	26,363
	Tower Group, Inc.	5,270	123,371
	Transatlantic Holdings, Inc.	6,531	340,330
	Unico American Corp.	300	3,096
	United America Indemnity, Ltd. (a)	2,700	21,384
	United Fire & Casualty Co.	2,000	36,460
	Unitrin, Inc.	4,800	105,840
	Universal Insurance Holdings, Inc.	400	2,348
	Validus Holdings Ltd.	10,655	287,046
	W.R. Berkley Corp.	16,090	396,458
	Wesco Financial Corp.	145	49,735
	White Mountains Insurance Group, Inc.	862	286,753
	Zenith National Insurance Corp.	5,150	153,264

			25,428,282

Oil & Gas Producers - 3.8%	ATP Oil & Gas Corp. (a)	5,900	107,852
	Abraxas Petroleum Corp. (a)	7,700	14,784
	Adams Resources & Energy, Inc.	800	17,640
	Alon USA Energy, Inc.	1,500	10,260
	American Oil & Gas, Inc. (a)	7,400	31,080
	Apco Oil and Gas International, Inc.	1,000	22,100
	Approach Resources, Inc. (a)	1,300	10,036
	Arena Resources, Inc. (a)	5,000	215,600
	Atlas Energy, Inc.	8,647	260,880
	BP Prudhoe Bay Royalty Trust (b)	2,400	198,720

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BPZ Resources, Inc. (a)	10,800	$102,600
	Barnwell Industries, Inc. (a)	600	2,700
	Berry Petroleum Co., Class A	4,400	128,260
	Bill Barrett Corp. (a)	4,100	127,551
	Brigham Exploration Co. (a)	13,200	178,860
	CNX Gas Corp. (a)	2,800	82,656
	CREDO Petroleum Corp. (a)	1,700	15,810
	CVR Energy, Inc. (a)	5,854	40,158
	Callon Petroleum Co. (a)	1,100	1,650
	Cano Petroleum, Inc. (a)	10,900	10,682
	Carrizo Oil & Gas, Inc. (a)	4,000	105,960
	Cheniere Energy, Inc. (a)	9,500	22,990
	Cimarex Energy Co.	9,116	482,875
	Clayton Williams Energy, Inc. (a)	1,100	38,544
	Cobalt International Energy, Inc. (a)	9,300	128,712
	Comstock Resources, Inc. (a)	6,000	243,420
	Concho Resources, Inc. (a)	8,200	368,180
	Contango Oil & Gas Co. (a)	1,500	70,515
	Continental Resources, Inc. (a)	3,200	137,248
	Cross Timbers Royalty Trust	956	32,236
	Delek US Holdings, Inc.	1,600	10,896
	Delta Petroleum Corp. (a)	24,435	25,412
	Double Eagle Pete & Mining Co. (a)	1,800	7,776
	Dune Energy, Inc. (a)	1,560	359
	EXCO Resources, Inc.	22,100	469,183
	Encore Acquisition Co. (a)	5,900	283,318
	Endeavour International Corp. (a)	20,400	22,032
	Energen Corp.	8,700	407,160
	FX Energy, Inc. (a)	5,900	16,815
	Forest Oil Corp. (a)	12,700	282,575
	Frontier Oil Corp.	11,400	137,256
	GMX Resources Inc. (a)	4,500	61,830
	Gasco Energy, Inc. (a)	5,700	3,021
	GeoMet, Inc. (a)	100	146
	GeoPetro Resources Co. (a)	7,600	5,548
	GeoResources, Inc. (a)	1,200	16,392
	Goodrich Petroleum Corp. (a)	4,000	97,400
	Gulfport Energy Corp. (a)	3,900	44,655
	Harvest Natural Resources, Inc. (a)	4,000	21,160
	Holly Corp.	5,700	146,091
	Houston American Energy Corp.	2,100	12,936
	Hugoton Royalty Trust	6,000	96,480
	John D. Oil & Gas Co. (a)	6,000	540
	Mariner Energy, Inc. (a)	10,508	121,998
	McMoRan Exploration Co. (a)	7,600	60,952

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meridian Resource Corp. (a)	5,100	$1,326
	Newfield Exploration Co. (a)	14,798	713,708
	Northern Oil And Gas, Inc. (a)	2,200	26,048
	Panhandle Oil & Gas, Inc.	900	23,310
	Penn Virginia Corp.	6,100	129,869
	PetroHawk Energy Corp. (a)	36,001	863,664
	Petroleum Development Corp. (a)	2,480	45,161
	Petroquest Energy, Inc. (a)	9,200	56,396
	Plains Exploration & Production Co. (a)	15,219	420,958
	Quest Resource Corp. (a)	4,000	2,320
	Quicksilver Resources, Inc. (a)	15,260	229,053
	Ram Energy Resources, Inc. (a)	7,700	15,785
	Resolute Energy Corp. (a)	3,300	38,016
	Rex Energy Corp. (a)	4,700	56,400
	Rosetta Resources, Inc. (a)	7,400	147,482
	SandRidge Energy, Inc. (a)	24,200	228,206
	Southern Union Co.	12,854	291,786
	St. Mary Land & Exploration Co.	8,400	287,616
	Stone Energy Corp. (a)	5,609	101,242
	Swift Energy Co. (a)	4,100	98,236
	Syntroleum Corp. (a)	9,000	23,940
	Toreador Resources Corp. (b)	3,900	38,610
	Tri-Valley Corp. (a)(b)	4,300	8,385
	Ultra Petroleum Corp. (a)	18,200	907,452
	Vaalco Energy, Inc.	6,500	29,575
	Venoco, Inc. (a)	2,700	35,208
	W&T Offshore, Inc.	3,000	35,100
	Warren Resources, Inc. (a)	6,500	15,925
	Western Refining, Inc. (a)(b)	8,145	38,363
	Whiting Petroleum Corp. (a)	6,600	471,570
	Zion Oil & Gas, Inc. (a)	4,585	32,783

			10,975,983

Oil Equipment, Services & Distribution - 2.2%	Allis-Chalmers Energy, Inc. (a)	2,000	7,540
	Atwood Oceanics, Inc. (a)	7,600	272,460
	Basic Energy Services, Inc. (a)	2,600	23,140
	Bolt Technology Corp. (a)	1,300	14,326
	Boots & Coots, Inc. (a)	6,900	11,385
	Bristow Group, Inc. (a)	3,400	130,730
	Bronco Drilling Co., Inc. (a)	3,500	17,745
	CARBO Ceramics, Inc.	2,850	194,284
	Cal Dive International, Inc. (a)	8,675	65,583
	Chart Industries, Inc. (a)	4,400	72,820
	Complete Production Services, Inc. (a)	6,000	78,000
	Crosstex Energy, Inc.	7,700	46,585
	Dawson Geophysical Co. (a)	1,800	41,598

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dresser-Rand Group, Inc. (a)	9,200	$290,812
	Dril-Quip, Inc. (a)	3,300	186,384
	Enbridge Energy Management LLC (a)	1	53
	Exterran Holdings, Inc. (a)	7,463	160,081
	Flotek Industries, Inc. (a)	2,400	3,216
	Geokinetics, Inc. (a)	1,500	14,430
	Global Industries Ltd. (a)	11,730	83,635
	Gulf Island Fabrication, Inc.	1,630	34,279
	Gulfmark Offshore, Inc. (a)	2,500	70,775
	Helix Energy Solutions Group, Inc. (a)	10,184	119,662
	Helmerich & Payne, Inc.	11,800	470,584
	Hercules Offshore, Inc. (a)	17,300	82,694
	Hornbeck Offshore Services, Inc. (a)	3,100	72,168
	ION Geophysical Corp. (a)	9,600	56,832
	Key Energy Services, Inc. (a)	13,600	119,544
	Kinder Morgan Management LLC (a)	1	55
	Lufkin Industries, Inc.	2,200	161,040
	Matrix Service Co. (a)	3,000	31,950
	Mitcham Industries, Inc. (a)	1,700	12,529
	NGAS Resources, Inc. (a)	4,700	7,943
	Natural Gas Services Group (a)	2,200	41,470
	Newpark Resources, Inc. (a)	6,900	29,187
	OGE Energy Corp.	11,600	427,924
	OYO Geospace Corp. (a)	1,000	42,890
	Oceaneering International, Inc. (a)	5,900	345,268
	Oil States International, Inc. (a)	5,500	216,095
	Omni Energy Services Corp. (a)	3,600	4,500
	PHI, Inc. (a)	1,900	39,330
	Parker Drilling Co. (a)	12,500	61,875
	Patterson-UTI Energy, Inc.	19,610	301,014
	Pioneer Drilling Co. (a)	5,500	43,450
	Pride International, Inc. (a)	18,400	587,144
	RPC, Inc.	3,375	35,100
	SEACOR Holdings, Inc. (a)	2,677	204,121
	Seahawk Drilling, Inc. (a)	1,773	39,963
	Sulphco, Inc. (a)(b)	12,700	8,509
	Superior Energy Services, Inc. (a)	8,226	199,810
	Superior Well Services, Inc. (a)	2,400	34,224
	T-3 Energy Services, Inc. (a)	2,200	56,100
	Tesco Corp. (a)	2,300	29,693
	Tetra Technologies, Inc. (a)	8,250	91,410
	Tidewater, Inc.	6,555	314,312
	Trico Marine Services, Inc. (a)	4,500	20,430
	Union Drilling, Inc. (a)	2,700	16,875
	Unit Corp. (a)	5,000	212,500

			6,358,056

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Personal Goods - 1.2%	Alberto-Culver Co.	9,370	$274,447
	American Apparel, Inc. (a)	3,100	9,610
	Bare Escentuals, Inc. (a)	6,800	83,164
	Carter’s, Inc. (a)	6,200	162,750
	Charles & Colvard Ltd. (a)	1,750	2,030
	Chattem, Inc. (a)	2,600	242,580
	Cherokee, Inc.	2,400	42,768
	Columbia Sportswear Co.	1,600	62,464
	Crocs, Inc. (a)	12,300	70,725
	Culp, Inc. (a)	600	5,988
	Deckers Outdoor Corp. (a)	1,800	183,096
	Elizabeth Arden, Inc. (a)	3,300	47,652
	FGX International Holdings Ltd. (a)	2,200	43,098
	Fossil, Inc. (a)	6,117	205,286
	G-III Apparel Group, Ltd. (a)	1,200	26,004
	Hanesbrands, Inc. (a)	10,100	243,511
	Heelys, Inc. (a)	3,700	8,066
	Helen of Troy Ltd. (a)	2,800	68,488
	Iconix Brand Group, Inc. (a)	7,281	92,105
	Inter Parfums, Inc.	2,450	29,817
	Joe’s Jeans, Inc. (a)	2,300	3,105
	Jones Apparel Group, Inc.	9,500	152,570
	K-Swiss, Inc., Class A	3,200	31,808
	Kenneth Cole Productions, Inc., Class A	1,800	17,370
	Lacrosse Footwear, Inc.	500	6,360
	Lakeland Industries, Inc. (a)	1,210	9,680
	Liz Claiborne, Inc. (a)	14,400	81,072
	Maidenform Brands, Inc. (a)	1,600	26,704
	Movado Group, Inc.	2,600	25,272
	Oxford Industries, Inc.	1,900	39,292
	Parlux Fragrances, Inc. (a)	1,100	2,266
	Perry Ellis International, Inc. (a)	2,100	31,626
	Phillips-Van Heusen Corp.	6,300	256,284
	Phoenix Footwear Group, Inc. (a)	1,000	500
	Physicians Formula Holdings, Inc. (a)	1,000	2,710
	Quiksilver, Inc. (a)	12,500	25,250
	Revlon, Inc., Class A (a)	2,189	37,235
	Rocky Brands, Inc. (a)	1,000	7,500
	Skechers U.S.A., Inc., Class A (a)	4,500	132,345
	Steven Madden Ltd. (a)	2,100	86,604
	Superior Uniform Group, Inc.	1,500	14,625
	Tandy Brands Accessories, Inc. (a)	200	582
	Timberland Co., Class A (a)	4,000	71,720
	True Religion Apparel, Inc. (a)	3,400	62,866
	Under Armour, Inc., Class A (a)	4,000	109,080

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Unifi, Inc. (a)	3,200	$12,416
	Volcom, Inc. (a)	2,200	36,828
	The Warnaco Group, Inc. (a)	5,800	244,702
	Weyco Group, Inc.	700	16,548
	Wolverine World Wide, Inc.	5,400	146,988

			3,595,557

Pharmaceuticals & Biotechnology - 4.3%	AMAG Pharmaceuticals, Inc. (a)	2,500	95,075
	ARCA Biopharma, Inc. (a)	511	1,666
	ARYx Therapeutics, Inc. (a)	2,900	9,309
	AVI BioPharma, Inc. (a)	19,500	28,470
	Aastrom Biosciences, Inc. (a)	14,600	4,489
	The Abraxis Bioscience, Inc. (a)	613	24,857
	Acadia Pharmaceuticals, Inc. (a)	4,500	5,940
	Acorda Therapeutics, Inc. (a)	4,200	105,924
	Acura Pharmaceuticals, Inc. (a)	2,600	13,858
	Adolor Corp. (a)	7,200	10,512
	Affymax, Inc. (a)	1,300	32,162
	Affymetrix, Inc. (a)	10,860	63,422
	Akorn, Inc. (a)	8,100	14,499
	Albany Molecular Research, Inc. (a)	2,000	18,160
	Alexion Pharmaceuticals, Inc. (a)	10,300	502,846
	Alexza Pharmaceuticals, Inc. (a)	3,600	8,640
	Alkermes, Inc. (a)	10,400	97,864
	Allos Therapeutics, Inc. (a)	12,900	84,753
	Alnylam Pharmaceuticals, Inc. (a)	3,900	68,718
	Amicus Therapeutics, Inc. (a)	1,700	6,749
	Amylin Pharmaceuticals, Inc. (a)	17,000	241,230
	Anadys Pharmaceuticals, Inc. (a)	10,400	21,944
	Anesiva, Inc. (a)	400	65
	Antigenics, Inc. (a)	12,100	7,744
	Ardea Biosciences, Inc. (a)	1,900	26,600
	Arena Pharmaceuticals, Inc. (a)(b)	15,540	55,167
	Ariad Pharmaceuticals, Inc. (a)	20,200	46,056
	Arqule, Inc. (a)	5,130	18,930
	Array Biopharma, Inc. (a)	10,600	29,786
	AspenBio Pharma, Inc. (a)	1,500	2,610
	Auxilium Pharmaceuticals, Inc. (a)	5,500	164,890
	Avanir Pharmaceuticals, Inc. (a)	7,050	13,395
	BioCryst Pharmaceuticals, Inc. (a)(b)	6,000	38,760
	Biodel, Inc. (a)	600	2,604
	BioMarin Pharmaceuticals, Inc. (a)	11,100	208,791
	BioMimetic Therapeutics, Inc. (a)	1,750	20,878
	Biosante Pharmaceuticals, Inc. (a)	9,451	13,704
	CEL-SCI Corp. (a)	23,000	20,700
	CPEX Pharmaceuticals, Inc. (a)	90	1,016

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cadence Pharmaceuticals, Inc. (a)(b)	2,300	$22,241
	Caliper Life Sciences, Inc. (a)	2,385	6,129
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	8,456
	Celera Corp. (a)	8,800	60,808
	Cell Therapeutics, Inc. (a)(b)	83,895	95,640
	Celldex Therapeutics, Inc. (a)	6,266	29,325
	Cerus Corp. (a)	10,900	21,691
	Charles River Laboratories International, Inc. (a)	7,492	252,405
	Chelsea Therapeutics International, Inc. (a)	8,300	22,410
	Columbia Laboratories, Inc. (a)	7,400	7,992
	Cubist Pharmaceuticals, Inc. (a)	7,900	149,863
	Curis, Inc. (a)	12,500	40,625
	Cypress Bioscience, Inc. (a)	7,500	43,200
	Cytokinetics, Inc. (a)	4,200	12,222
	Cytori Therapeutics, Inc. (a)(b)	6,200	37,820
	CytRx Corp. (a)	24,700	27,664
	Dendreon Corp. (a)	15,930	418,640
	Depomed, Inc. (a)	7,300	24,455
	Discovery Laboratories, Inc. (a)(b)	26,500	16,655
	Durect Corp. (a)	7,200	17,784
	Dusa Pharmaceuticals, Inc. (a)	1,300	2,002
	Dyax Corp. (a)	8,000	27,120
	Dynavax Technologies Corp. (a)	5,100	7,089
	Emergent Biosolutions, Inc. (a)	2,500	33,975
	Emisphere Technologies, Inc. (a)	4,800	5,088
	Endo Pharmaceuticals Holdings, Inc. (a)	12,800	262,528
	Entremed, Inc. (a)	4,300	3,440
	Enzo Biochem, Inc. (a)	3,973	21,375
	Enzon Pharmaceuticals, Inc. (a)	6,700	70,551
	EpiCept Corp. (a)(b)	673	390
	Exact Sciences Corp. (a)	1,600	5,424
	Exelixis, Inc. (a)	11,500	84,755
	Facet Biotech Corp. (a)	3,680	64,694
	GTC Biotherapeutics, Inc. (a)	900	666
	GTx, Inc. (a)(b)	2,400	10,080
	Gen-Probe, Inc. (a)	6,300	270,270
	GenVec, Inc. (a)	29,600	35,520
	General Liquidating Trust Certificates (a)	566	1
	Genomic Health, Inc. (a)	2,100	41,076
	Genta, Inc. (a)	26	2
	Geron Corp. (a)	14,100	78,255
	Halozyme Therapeutics, Inc. (a)	7,300	42,851
	Harvard Bioscience, Inc. (a)	1,520	5,426
	Helicos BioSciences Corp. (a)	500	515
	Hemispherx Biopharma, Inc. (a)(b)	40,400	22,624

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hi-Tech Pharmacal Co., Inc. (a)	1,675	$46,984
	Hollis-Eden Pharmaceuticals, Inc. (a)	2,300	1,219
	Human Genome Sciences, Inc. (a)	21,300	651,780
	Idenix Pharmaceuticals, Inc. (a)	3,600	7,740
	Idera Pharmaceuticals, Inc. (a)	2,100	10,857
	Illumina, Inc. (a)(b)	15,992	490,155
	ImmunoGen, Inc. (a)	9,200	72,312
	Immunomedics, Inc. (a)	10,300	33,063
	Impax Laboratories, Inc. (a)	5,000	68,000
	Incyte Corp. (a)	15,304	139,419
	Infinity Pharmaceuticals, Inc. (a)	1,000	6,180
	Inovio Biomedical Corp. (a)	13,600	15,504
	Insmed, Inc. (a)	13,600	10,472
	Inspire Pharmaceuticals, Inc. (a)	6,300	34,776
	InterMune, Inc. (a)	3,800	49,552
	Isis Pharmaceuticals, Inc. (a)	9,900	109,890
	Ista Pharmaceuticals, Inc. (a)	5,300	24,168
	Javelin Pharmaceuticals, Inc. (a)	6,200	8,060
	Jazz Pharmaceuticals, Inc. (a)(b)	3,500	27,580
	K-V Pharmaceutical Co., Class A (a)	4,100	15,047
	Keryx Biopharmaceuticals, Inc. (a)(b)	12,700	31,750
	La Jolla Pharmaceutical Co. (a)	5,540	927
	Lexicon Genetics, Inc. (a)	6,300	10,710
	Ligand Pharmaceuticals, Inc., Class B (a)	10,752	23,332
	Luminex Corp. (a)	5,300	79,129
	MAP Pharmaceuticals, Inc. (a)	400	3,812
	MDRNA, Inc. (a)	3,390	2,746
	MannKind Corp. (a)(b)	7,400	64,824
	Matrixx Initiatives, Inc. (a)	1,800	7,596
	Maxygen, Inc. (a)	7,100	43,239
	Medicines Co. (a)	7,470	62,300
	Medicis Pharmaceutical Corp., Class A	7,500	202,875
	Medivation, Inc. (a)	4,600	173,190
	Micromet, Inc. (a)	5,933	39,514
	MiddleBrook Pharmaceuticals, Inc. (a)	8,000	4,080
	Molecular Insight Pharmaceuticals, Inc. (a)	3,700	8,325
	Momenta Pharmaceuticals, Inc. (a)	3,400	42,874
	Myriad Genetics, Inc. (a)	12,100	315,810
	Myriad Pharmaceuticals, Inc. (a)	5,800	29,174
	NPS Pharmaceuticals, Inc. (a)	6,340	21,556
	Nabi Biopharmaceuticals (a)	5,700	27,930
	Nektar Therapeutics (a)	10,100	94,132
	Neurocrine Biosciences, Inc. (a)	5,345	14,538
	Nile Therapeutics, Inc. (a)	4,900	5,929
	Novavax, Inc. (a)(b)	11,700	31,122

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OSI Pharmaceuticals, Inc. (a)	6,567	$203,774
	Obagi Medical Products, Inc. (a)	2,700	32,400
	OncoGenex Pharmaceutical, Inc. (a)	1,000	22,280
	Onyx Pharmaceuticals, Inc. (a)	7,700	225,918
	Opko Health, Inc. (a)	8,500	15,555
	Optimer Pharmaceuticals, Inc. (a)(b)	3,700	41,736
	Orchid Cellmark, Inc. (a)	1,745	2,984
	Ore Pharmaceutical Holdings, Inc. (a)	380	198
	Orexigen Therapeutics, Inc. (a)	5,400	40,176
	Orthologic Corp. (a)	4,100	2,952
	Osiris Therapeutics, Inc. (a)	2,000	14,280
	OxiGene, Inc. (a)	2,000	2,280
	PDL BioPharma, Inc.	17,500	120,050
	Pain Therapeutics, Inc. (a)	4,500	24,120
	Palatin Technologies, Inc. (a)	10,600	3,710
	Par Pharmaceutical Cos., Inc. (a)	5,000	135,300
	Penwest Pharmaceuticals Co. (a)	4,600	11,914
	Peregrine Pharmaceuticals, Inc. (a)(b)	4,160	12,314
	Perrigo Co.	9,000	358,560
	Pharmacyclics, Inc. (a)	3,849	12,086
	Pharmasset, Inc. (a)	2,300	47,610
	Poniard Pharmaceuticals, Inc. (a)	933	1,707
	Pozen, Inc. (a)	3,300	19,767
	Prestige Brands Holdings, Inc. (a)	3,900	30,654
	Progenics Pharmaceuticals, Inc. (a)	3,200	14,208
	Questcor Pharmaceuticals, Inc. (a)	6,900	32,775
	RXi Pharmaceuticals Corp. (a)	507	2,322
	Raptor Pharmaceutical Corp. (a)	22	40
	Regeneron Pharmaceuticals, Inc. (a)	6,800	164,424
	Repligen Corp. (a)	3,300	13,563
	Repros Therapeutics, Inc. (a)	1,300	1,036
	Rexahn Pharmaceuticals, Inc. (a)	5,000	3,400
	Rigel Pharmaceuticals, Inc. (a)	4,165	39,609
	SIGA Technologies, Inc. (a)	6,500	37,700
	Salix Pharmaceuticals Ltd. (a)	6,953	176,606
	Sangamo Biosciences, Inc. (a)(b)	4,200	24,864
	Santarus, Inc. (a)	9,200	42,504
	Savient Pharmaceuticals, Inc. (a)	8,784	119,550
	Sciclone Pharmaceuticals, Inc. (a)	7,700	17,941
	Seattle Genetics, Inc. (a)	7,944	80,711
	Sequenom, Inc. (a)(b)	11,266	46,641
	Somaxon Pharmaceuticals, Inc. (a)	3,000	3,240
	Spectrum Pharmaceuticals, Inc. (a)	7,216	32,039
	StemCells, Inc. (a)(b)	29,000	36,540
	Strategic Diagnostics, Inc. (a)	5,000	6,900

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sucampo Pharmaceuticals, Inc., Class A (a)	900	$3,636
	SuperGen, Inc. (a)	3,130	8,201
	Synta Pharmaceuticals Corp. (a)	2,100	10,626
	Talecris Biotherapeutics Holdings Corp. (a)	5,300	118,031
	Targacept, Inc. (a)	1,500	31,380
	Targeted Genetics Corp. (a)	850	238
	Techne Corp.	4,000	274,240
	Telik, Inc. (a)	8,430	6,444
	Theravance, Inc. (a)	5,500	71,885
	Threshold Pharmaceuticals, Inc. (a)	1,216	2,189
	Transcept Pharmaceuticals, Inc. (a)	800	5,464
	Transgenomic, Inc. (a)	900	621
	Trimeris, Inc.	2,900	7,598
	Trubion Pharmaceuticals, Inc. (a)	400	1,544
	Unigene Laboratories, Inc. (a)	10,700	7,704
	United Therapeutics Corp. (a)	5,800	305,370
	Valeant Pharmaceuticals International (a)	7,700	244,783
	Vanda Pharmaceuticals, Inc. (a)	3,700	41,588
	Vertex Pharmaceuticals, Inc. (a)	21,762	932,502
	Via Pharmaceuticals, Inc. (a)	9	2
	Vical, Inc. (a)	7,500	24,675
	ViroPharma, Inc. (a)	7,400	62,086
	Vivus, Inc. (a)(b)	11,400	104,766
	XOMA Ltd. (a)	28,400	19,846
	Xenoport, Inc. (a)	3,000	55,680
	ZymoGenetics, Inc. (a)	5,900	37,701

			12,366,435

Real Estate Investment & Services - 0.5%	American Realty Investors, Inc. (a)	500	6,125
	Avatar Holdings, Inc. (a)	700	11,907
	Brookfield Properties Corp.	29,300	355,116
	Consolidated-Tomoka Land Co.	300	10,482
	Forest City Enterprises, Inc., Class A (a)	13,600	160,208
	Forestar Group, Inc. (a)	5,133	112,823
	Grubb & Ellis Co. (a)	4,922	6,300
	HFF, Inc., Class A (a)	2,700	16,875
	Hilltop Holdings, Inc. (a)	5,680	66,115
	Jones Lang LaSalle, Inc.	5,025	303,510
	LoopNet, Inc. (a)	4,000	39,760
	Market Leader, Inc. (a)	1,600	3,360
	Maui Land & Pineapple Co., Inc. (a)	400	2,220
	Move, Inc. (a)	12,824	21,288
	Reis, Inc. (a)	2,000	12,300
	The St. Joe Co. (a)	10,500	303,345
	Stratus Properties, Inc. (a)	200	2,200
	Tejon Ranch Co. (a)	900	26,298

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Thomas Properties Group, Inc.	2,600	$7,696
	Transcontinental Realty Investors, Inc. (a)	100	1,191
	ZipRealty, Inc. (a)	1,049	3,944

			1,473,063

Real Estate Investment Trusts (REITs) - 6.0%	AMB Property Corp.	16,000	408,800
	ARMOUR Residential REIT, Inc. (a)	3,000	24,750
	Acadia Realty Trust	3,427	57,813
	Agree Realty Corp.	1,400	32,606
	Alexander’s, Inc. (a)	300	91,326
	Alexandria Real Estate Equities, Inc. (b)(c)	5,273	339,001
	American Campus Communities, Inc.	7,275	204,428
	American Capital Agency Corp.	3,190	84,663
	Annaly Capital Management, Inc. (b)	66,600	1,155,510
	Anworth Mortgage Asset Corp.	16,600	116,200
	Apollo Commercial Real Estate Finance, Inc. (a)	2,700	48,573
	Arbor Realty Trust, Inc.	2,800	5,572
	Arlington Asset Investment Corp. (a)	485	7,387
	Ashford Hospitality Trust, Inc. (a)	10,700	49,648
	Associated Estates Realty Corp.	4,000	45,080
	BRE Properties, Inc.	7,135	236,026
	BRT Realty Trust (a)	2,374	12,108
	BioMed Realty Trust, Inc.	10,600	167,268
	Brandywine Realty Trust	13,914	158,620
	CBL & Associates Properties, Inc.	15,120	146,210
	Camden Property Trust	8,157	345,612
	Capital Trust, Inc. (a)	2,100	2,667
	CapLease, Inc.	5,600	24,528
	Capstead Mortgage Corp.	9,200	125,580
	Care Investment Trust, Inc.	2,700	21,006
	Cedar Shopping Centers, Inc.	5,400	36,720
	Chimera Investment Corp.	70,700	274,316
	Cogdell Spencer, Inc.	6,700	37,922
	Colonial Properties Trust	6,200	72,726
	Colony Financial, Inc.	2,800	57,036
	Corporate Office Properties Trust	7,500	274,725
	Cousins Properties, Inc.	9,323	71,135
	Cypress Sharpridge Investments, Inc.	2,500	33,775
	DCT Industrial Trust, Inc.	21,600	108,432
	Developers Diversified Realty Corp.	13,922	128,918
	DiamondRock Hospitality Co.	14,800	125,356
	Digital Realty Trust, Inc.	8,900	447,492
	Douglas Emmett, Inc.	12,500	178,125
	Duke Realty Corp.	23,875	290,559
	Dupont Fabros Technology, Inc.	4,700	84,553
	Dynex Capital Corp.	4,400	38,412
	Eastgroup Properties, Inc.	2,700	103,356

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Education Realty Trust, Inc.	6,990	$33,832
	Entertainment Properties Trust	4,300	151,661
	Equity Lifestyle Properties, Inc.	3,200	161,504
	Equity One, Inc.	3,655	59,101
	Essex Property Trust, Inc.	3,700	309,505
	Extra Space Storage, Inc.	12,160	140,448
	FBR Capital Markets Corp. (a)	5,647	34,898
	Federal Realty Investment Trust	7,240	490,293
	FelCor Lodging Trust, Inc. (a)	6,800	24,480
	First Industrial Realty Trust, Inc.	6,700	35,041
	First Potomac Realty Trust	3,000	37,710
	Franklin Street Properties Corp.	7,000	102,270
	Getty Realty Corp.	1,900	44,707
	Gladstone Commercial Corp.	2,000	26,820
	Glimcher Realty Trust	8,100	21,870
	Government Properties Income Trust	1,100	25,278
	Gramercy Capital Corp. (a)	9,939	25,742
	HRPT Properties Trust	25,200	163,044
	Hatteras Financial Corp.	5,200	145,392
	Healthcare Realty Trust, Inc.	6,500	139,490
	Hersha Hospitality Trust	8,300	26,062
	Highwoods Properties, Inc.	8,850	295,148
	Home Properties, Inc.	4,600	219,466
	Hospitality Properties Trust (a)	15,357	364,114
	Inland Real Estate Corp.	6,400	52,160
	InvesCo. Mortgage Capital, Inc.	1,900	43,244
	Investors Real Estate Trust	6,500	58,500
	iStar Financial, Inc. (a)(b)	16,400	41,984
	JER Investors Trust, Inc. (a)	95	12
	Kilroy Realty Corp.	6,100	187,087
	Kite Realty Group Trust	5,600	22,792
	LTC-Amerivest Liquidating Trust (a)	4,400	—
	LTC Properties, Inc.	2,000	53,500
	LaSalle Hotel Properties	8,400	178,332
	Lexington Corporate Properties Trust	9,548	58,052
	Liberty Property Trust	12,160	389,242
	MFA Financial, Inc.	34,500	253,575
	The Macerich Co.	10,641	382,543
	Mack-Cali Realty Corp.	9,900	342,243
	Maguire Properties, Inc. (a)	9,100	13,741
	Medical Properties Trust, Inc.	7,100	71,000
	Mid-America Apartment Communities, Inc.	4,000	193,120
	Mission West Properties, Inc.	1,100	7,909
	Monmouth Real Estate Investment Corp., Class A	2,462	18,317
	National Health Investors, Inc.	2,100	77,679

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Retail Properties, Inc.	8,791	$186,545
	Nationwide Health Properties, Inc.	12,800	450,304
	New York Mortgage Trust, Inc.	3,300	23,892
	Newcastle Investment Corp. (a)	11,705	24,463
	NorthStar Realty Finance Corp.	10,985	37,679
	Omega Healthcare Investors, Inc.	8,600	167,270
	One Liberty Properties, Inc. (a)	1,217	10,685
	PMC Commercial Trust	2,125	15,938
	PS Business Parks, Inc.	2,200	110,110
	Parkway Properties, Inc.	2,900	60,378
	Pebblebrook Hotel Trust (a)	1,200	26,412
	Pennsylvania Real Estate Investment Trust	4,399	37,216
	Pennymac Mortgage Investment Trust (a)	1,950	33,501
	Post Properties, Inc.	4,900	96,040
	Potlatch Corp.	5,359	170,845
	RAIT Investment Trust (b)	8,800	11,528
	Ramco-Gershenson Properties Trust	2,000	19,080
	Rayonier, Inc.	9,771	411,945
	Realty Income Corp. (b)	12,700	329,057
	Redwood Trust, Inc.	6,600	95,436
	Regency Centers Corp.	11,100	389,166
	Resource Capital Corp.	7,600	37,392
	Roberts Realty Investors, Inc. (a)	490	637
	SL Green Realty Corp.	9,382	471,352
	Saul Centers, Inc.	1,300	42,588
	Senior Housing Properties Trust	16,800	367,416
	Sovran Self Storage, Inc.	2,500	89,325
	Starwood Property Trust, Inc.	4,956	93,619
	Strategic Hotel Capital, Inc. (a)(b)	14,800	27,528
	Sun Communities, Inc.	2,600	51,350
	Sunstone Hotel Investors, Inc.	9,380	83,294
	Supertel Hospitality, Inc.	300	450
	Tanger Factory Outlet Centers, Inc.	4,200	163,758
	Taubman Centers, Inc.	7,200	258,552
	U-Store-It Trust	8,319	60,895
	UDR, Inc.	18,464	303,548
	UMH Properties, Inc.	500	4,240
	Universal Health Realty Income Trust	1,300	41,639
	Urstadt Biddle Properties, Inc.	1,300	19,500
	Urstadt Biddle Properties, Inc., Class A	900	13,743
	Walter Investment Management Corp.	3,118	44,681
	Washington Real Estate Investment Trust	6,300	173,565
	Weingarten Realty Investors	12,675	250,838
	Winthrop Realty Trust	4,748	51,563

			17,156,411

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Software & Computer Services - 4.5%	ACI Worldwide, Inc. (a)	3,600	$61,740
	AMICAS, Inc. (a)	3,400	18,496
	AOL, Inc. (a)	13,200	307,296
	Accelrys, Inc. (a)	3,000	17,190
	Actuate Corp. (a)	4,800	20,544
	Advent Software, Inc. (a)(b)	1,900	77,387
	American Software, Class A	4,300	25,800
	Analysts International Corp. (a)	200	134
	Answers Corp. (a)	800	7,184
	Ansys, Inc. (a)	9,606	417,477
	ArcSight, Inc. (a)	4,300	109,994
	Ariba, Inc. (a)	12,054	150,916
	Art Technology Group, Inc. (a)	14,071	63,460
	athenahealth, Inc. (a)	4,300	194,532
	Atrinsic, Inc. (a)	2,231	1,472
	Authentidate Holding Corp. (a)	2,000	2,100
	BSQUARE Corp. (a)	1,150	2,852
	BigBand Networks, Inc. (a)	4,400	15,136
	Blackbaud, Inc.	4,748	112,195
	Blackboard, Inc. (a)	4,200	190,638
	Bottomline Technologies, Inc. (a)	4,300	75,551
	CACI International, Inc., Class A (a)	4,000	195,400
	CSG Systems International, Inc. (a)	4,165	79,510
	Cadence Design Systems, Inc. (a)	34,700	207,853
	Callidus Software, Inc. (a)	1,900	5,738
	Cerner Corp. (a)	7,700	634,788
	Chordiant Software, Inc. (a)	3,020	8,305
	Ciber, Inc. (a)	3,800	13,110
	Cicero, Inc. (a)	1	—
	Clearwire Corp., Class A (a)(b)	7,200	48,672
	Cogent Communications Group, Inc. (a)	5,700	56,202
	Communication Intelligence Corp. (a)	700	70
	CommVault Systems, Inc. (a)	4,300	101,867
	Computer Programs & Systems, Inc.	1,900	87,495
	Concur Technologies, Inc. (a)	5,100	218,025
	Convera Corp. (a)	9,200	2,236
	DST Systems, Inc. (a)	4,200	182,910
	DealerTrack Holdings, Inc. (a)	4,200	78,918
	Delrek, Inc. (a)	2,613	20,329
	Deltathree, Inc., Class A (a)	100	37
	DemandTec, Inc. (a)	2,500	21,925
	Diamond Management & Technology Consultants, Inc.	3,000	22,110
	Digimarc Corp. (a)	1,700	25,483
	Digital River, Inc. (a)	5,100	137,649

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	DivX, Inc. (a)	4,500	$25,380
	Double-Take Software, Inc. (a)	2,700	26,973
	Dynamics Research Corp. (a)	1,400	14,854
	EPIQ Systems, Inc. (a)	3,400	47,566
	EarthLink, Inc.	15,900	132,129
	Ebix, Inc. (a)(b)	1,600	78,128
	Eclipsys Corp. (a)	6,000	111,120
	Egain Communications Corp. (a)	20	21
	Epicor Software Corp. (a)	5,700	43,434
	Equinix, Inc. (a)	4,615	489,882
	Evolve Software, Inc. (a)	2	—
	Evolving Systems, Inc. (a)	1,600	10,000
	Fair Isaac Corp.	5,051	107,637
	FalconStor Software, Inc. (a)	5,800	23,548
	Forrester Research, Inc. (a)	2,000	51,900
	Fortinet, Inc. (a)	100	1,757
	GSE Systems, Inc. (a)	1,203	6,592
	Gartner, Inc., Class A (a)	6,080	109,683
	Guidance Software, Inc. (a)	3,000	15,750
	The Hackett Group, Inc. (a)	7,300	20,294
	i2 Technologies, Inc. (a)	2,600	49,712
	IAC/InterActiveCorp. (a)	13,350	273,408
	ICF International, Inc. (a)	2,100	56,280
	iGate Corp.	4,600	46,000
	Imergent, Inc.	1,800	10,926
	Immersion Corp. (a)	4,800	21,936
	Informatica Corp. (a)	10,900	281,874
	Infospace, Inc. (a)	3,840	32,909
	Innodata Corp. (a)	4,300	23,822
	Inter Allscripts - Misys Healthcare Solutions, Inc. (a)	6,445	130,382
	Interactive Intelligence, Inc. (a)	2,100	38,724
	Internap Network Services Corp. (a)	5,610	26,367
	Internet Capital Group, Inc. (a)	4,275	28,429
	Ipass, Inc.	5,900	6,136
	Isilon Systems, Inc. (a)	5,100	34,986
	j2 Global Communications, Inc. (a)	5,100	103,785
	JDA Software Group, Inc. (a)	3,400	86,598
	Kenexa Corp. (a)	2,200	28,710
	Keynote Systems, Inc.	2,400	26,184
	Lawson Software, Inc. (a)	13,700	91,105
	LivePerson, Inc. (a)	5,600	39,032
	LogMeIn, Inc. (a)	300	5,985
	LookSmart, Ltd. (a)	1,342	1,369
	Magma Design Automation, Inc. (a)(b)	10,940	25,271

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Manhattan Associates, Inc. (a)	3,200	$76,896
	Mastech Holdings, Inc. (a)	346	1,626
	MedAssets, Inc. (a)	4,300	91,203
	Medidata Solutions, Inc. (a)	1,100	17,160
	Mentor Graphics Corp. (a)	9,700	85,651
	Merge Healthcare, Inc. (a)	3,500	11,760
	MicroStrategy, Inc., Class A (a)	1,390	130,688
	Monotype Imaging Holdings, Inc. (a)	1,100	9,933
	NCI, Inc., Class A (a)	1,700	47,005
	NIC, Inc.	4,000	36,560
	NaviSite, Inc. (a)	313	626
	NetScout Systems, Inc. (a)	2,900	42,456
	NetSol Technologies, Inc. (a)	20	21
	NetSuite, Inc. (a)	1,600	25,568
	Nuance Communications, Inc. (a)	27,335	424,786
	On2 Technologies, Inc. (a)(b)	19,400	11,834
	Openwave Systems, Inc. (a)	6,061	13,819
	Opnet Technologies, Inc.	1,200	14,628
	PC-Tel, Inc. (a)	2,300	13,616
	PDF Solutions, Inc. (a)	300	1,155
	PLATO Learning, Inc. (a)	4,591	20,017
	PROS Holdings, Inc. (a)	1,800	18,630
	Parametric Technology Corp. (a)	14,800	241,832
	Pegasystems, Inc.	2,400	81,600
	Perficient, Inc. (a)	3,400	28,662
	Phase Forward, Inc. (a)	4,700	72,145
	Phoenix Technologies Ltd. (a)	3,200	8,800
	Premiere Global Services, Inc. (a)	5,885	48,551
	Progress Software Corp. (a)	4,400	128,524
	QAD, Inc.	1,700	10,387
	Quality Systems, Inc.	2,500	156,975
	Quest Software, Inc. (a)	8,300	152,720
	Rackspace Hosting, Inc. (a)	10,100	210,585
	Renaissance Learning, Inc.	1,700	19,312
	RightNow Technologies, Inc. (a)	2,700	46,899
	RiskMetrics Group, Inc. (a)	2,700	42,957
	Rosetta Stone, Inc. (a)	1,200	21,540
	Rovi Corp. (a)	11,099	353,725
	S1 Corp. (a)	6,000	39,120
	SAVVIS, Inc. (a)	4,033	56,664
	SRA International, Inc., Class A (a)	4,300	82,130
	SRS Labs Inc. (a)	2,800	20,524
	Saba Software, Inc. (a)	3,529	14,610
	Sapient Corp. (a)	9,600	79,392
	Scientific Learning Corp. (a)	100	503

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Selectica, Inc. (a)	11,400	$2,633
	Smith Micro Software, Inc. (a)	3,200	29,248
	SolarWinds, Inc. (a)	4,800	110,448
	Solera Holdings, Inc.	7,600	273,676
	Sonic Solutions, Inc. (a)	4,500	53,235
	Sourcefire, Inc. (a)	3,400	90,950
	Stanley, Inc. (a)	1,900	52,079
	SuccessFactors, Inc. (a)	5,400	89,532
	Support.com, Inc. (a)	5,000	13,200
	Switch and Data Facilities Co., Inc. (a)	3,500	70,735
	Sybase, Inc. (a)	10,055	436,387
	Synchronoss Technologies, Inc. (a)	2,400	37,944
	Synopsys, Inc. (a)	18,205	405,607
	Syntel, Inc.	2,400	91,272
	TIBCO Software, Inc. (a)	23,300	224,379
	Taleo Corp., Class A (a)	4,800	112,896
	TechTeam Global, Inc. (a)	2,300	17,503
	TeleCommunication Systems, Inc., Class A (a)	7,100	68,728
	Terremark Worldwide, Inc. (a)	2,900	19,836
	Tyler Technologies, Inc. (a)	4,000	79,640
	Ultimate Software Group, Inc. (a)	3,100	91,047
	Unica Corp. (a)	100	775
	Unisys Corp. (a)	4,250	163,880
	United Online, Inc.	8,974	64,523
	VASCO Data Security International, Inc. (a)	3,300	20,691
	VMware, Inc. (a)	5,100	216,138
	Virtusa Corp. (a)	2,700	24,462
	Vital Images, Inc. (a)	2,300	29,187
	Vocus, Inc. (a)	2,100	37,800
	Wave Systems Corp., Class A (a)	666	946
	Web.Com Group, Inc. (a)	5,723	37,371
	Websense, Inc. (a)	4,700	82,062
	Zanett, Inc. (a)	125	49
	Zix Corp. (a)	12,800	21,888

			12,891,846

Specialty Retail - 0.0%	Gander Mountain Co. (a)	1,400	7,140

Support Services - 4.2%	3PAR, Inc. (a)	2,600	30,810
	ABM Industries, Inc.	5,000	103,300
	A.M. Castle & Co.	2,000	27,380
	AMN Healthcare Services, Inc. (a)	4,420	40,045
	AMREP Corp. (a)	500	6,850
	APAC Customer Services, Inc. (a)	3,400	20,264
	ATG, Inc. (a)	1,100	—
	Acacia Research - Acacia Technologies (a)	3,300	30,063
	Administaff, Inc.	2,500	58,975

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Advisory Board Co. (a)	1,900	$58,254
	Aecom Technology Corp. (a)	10,200	280,500
	Alliance Data Systems Corp. (a)(b)	6,500	419,835
	American Caresource Holdings, Inc. (a)	1,000	2,400
	American Dental Partners, Inc. (a)	1,500	19,350
	American Ecology Corp.	2,360	40,214
	American Reprographics Co. (a)	4,200	29,442
	Applied Industrial Technologies, Inc.	4,300	94,901
	Arcadia Resources, Inc. (a)	6,100	3,050
	Barnes Group, Inc.	3,800	64,220
	Barrett Business Services, Inc.	800	9,832
	Black Box Corp.	1,900	53,846
	Bowne & Co., Inc.	3,109	20,768
	The Brink’s Co.	6,600	160,644
	Brink’s Home Security Holdings, Inc. (a)	4,600	150,144
	Broadridge Financial Solutions LLC	17,000	383,520
	CBIZ, Inc. (a)	6,545	50,397
	CDI Corp.	1,500	19,425
	COMSYS IT Partners, Inc. (a)	1,400	12,446
	CRA International, Inc. (a)	1,400	37,310
	Cardtronics, Inc. (a)	600	6,642
	Casella Waste Systems, Inc. (a)	6,900	27,738
	Cass Information Systems, Inc.	500	15,200
	Cenveo, Inc. (a)	5,000	43,750
	Champion Industries, Inc.	700	1,064
	Clean Harbors, Inc. (a)	3,100	184,791
	Coinstar, Inc. (a)	4,300	119,454
	Comfort Systems USA, Inc.	4,400	54,296
	Consolidated Graphics, Inc. (a)	1,700	59,534
	Convergys Corp. (a)	11,900	127,925
	Cornell Cos., Inc. (a)	1,700	38,590
	Corporate Executive Board Co.	3,600	82,152
	Corrections Corp. of America (a)	13,000	319,150
	CoStar Group, Inc. (a)	2,400	100,248
	Crawford & Co., Class B (a)	3,200	12,608
	Cross Country Healthcare, Inc. (a)	3,600	35,676
	CyberSource Corp. (a)	9,150	184,006
	DXP Enterprises, Inc. (a)	1,600	20,912
	Deluxe Corp.	4,600	68,034
	Dice Holdings, Inc. (a)	3,100	20,305
	DigitalGlobe, Inc. (a)	2,700	65,340
	Document Security Systems, Inc. (a)	2,500	6,125
	DynCorp. International, Inc. (a)	2,600	37,310
	ENGlobal Corp. (a)	700	2,191
	EVCI Career Colleges Holding Corp. (a)	1	—

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	eLoyalty Corp. (a)	40	$275
	Emdeon, Inc., Class A (a)	2,759	42,075
	EnergySolutions, Inc.	8,400	71,316
	Ennis, Inc.	2,300	38,617
	Euronet Worldwide, Inc. (a)	5,245	115,128
	ExlService Holdings, Inc. (a)	2,300	41,768
	Exponent, Inc. (a)	1,700	47,328
	FTI Consulting, Inc. (a)	6,550	308,898
	Franklin Covey Co. (a)	3,300	20,790
	Frontline Capital Group (a)	300	—
	Fuel Tech, Inc. (a)	4,100	33,497
	Furmamite Corp. (a)	2,100	8,001
	G&K Services, Inc., Class A	2,000	50,260
	GP Strategies Corp. (a)	3,400	25,602
	Genpact Ltd. (a)	5,800	86,420
	The Geo Group, Inc. (a)	5,700	124,716
	GeoEye, Inc. (a)	2,300	64,124
	Global Cash Access, Inc. (a)	4,400	32,956
	Global Payments, Inc.	8,920	480,431
	Harris Interactive, Inc. (a)	3,900	4,641
	Heartland Payment Systems, Inc.	3,200	42,016
	Heidrick & Struggles International, Inc.	2,800	87,472
	Hewitt Associates, Inc., Class A (a)	10,520	444,575
	Hudson Highland Group, Inc. (a)	1,800	8,532
	Huron Consulting Group, Inc. (a)	3,400	78,336
	ICT Group, Inc. (a)	2,200	35,926
	Innerworkings, Inc. (a)	4,400	25,960
	Interline Brands, Inc. (a)	3,600	62,172
	Jack Henry & Associates, Inc.	10,400	240,448
	Kaman Corp., Class A	2,800	64,652
	Kelly Services, Inc., Class A	3,400	40,562
	Kforce, Inc. (a)	4,070	50,875
	Korn/Ferry International (a)	4,700	77,550
	LECG Corp. (a)	3,900	11,661
	Lawson Products, Inc.	534	9,425
	Lender Processing Services, Inc.	10,400	422,864
	Lincoln Educational Services Corp. (a)	1,000	21,670
	Lionbridge Technologies, Inc. (a)	5,700	13,110
	M&F Worldwide Corp. (a)	1,600	63,200
	MAXIMUS, Inc.	2,000	100,000
	MPS Group, Inc. (a)	9,000	123,660
	MSC Industrial Direct Co., Class A	4,600	216,200
	MWI Veterinary Supply, Inc. (a)	1,400	52,780
	Management Network Group, Inc. (a)	3,900	1,638
	Manpower, Inc.	9,516	519,383

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	McGrath RentCorp	2,000	$44,720
	Metalico, Inc. (a)	2,900	14,268
	Michael Baker Corp. (a)	900	37,260
	Mistras Group, Inc. (a)	2,500	37,650
	Mobile Mini, Inc. (a)	3,400	47,906
	Moduslink Global Solutions, Inc. (a)	5,070	47,709
	Nalco Holding Co.	16,800	428,568
	Navigant Consulting, Inc. (a)	5,200	77,272
	NeuStar, Inc., Class A (a)	8,400	193,536
	Odyssey Marine Exploration, Inc. (a)	3,200	4,512
	On Assignment, Inc. (a)	2,500	17,875
	Online Resources Corp. (a)	1,900	9,994
	Onvia, Inc. (a)	60	475
	PRG-Schultz International, Inc. (a)	4,070	24,054
	Park-Ohio Holdings Corp. (a)	1,500	8,475
	Perma-Fix Environmental Services (a)	700	1,589
	Pfsweb, Inc. (a)	25	37
	PowerSecure International, Inc. (a)	1,900	13,699
	Protection One, Inc. (a)	1,175	7,579
	RINO International Corp. (a)	800	22,120
	RSC Holdings, Inc. (a)(b)	4,900	34,496
	Rentrak Corp. (a)	200	3,534
	Resources Connection, Inc. (a)	4,900	103,978
	SYKES Enterprises, Inc. (a)	3,600	91,692
	Schnitzer Steel Industries, Inc., Class A	3,050	145,485
	School Specialty, Inc. (a)	2,000	46,780
	Spherion Corp. (a)	5,700	32,034
	The Standard Register Co.	1,800	9,180
	Startek, Inc. (a)	800	5,984
	Symyx Technologies, Inc. (a)	2,400	13,200
	Team, Inc. (a)	2,100	39,501
	TeleTech Holdings, Inc. (a)	4,000	80,120
	Tetra Tech, Inc. (a)	7,925	215,322
	Thomas Group, Inc. (a)	2,000	1,220
	Tier Technologies, Inc., Class B (a)	2,000	16,000
	TrueBlue, Inc. (a)	5,100	75,531
	URS Corp. (a)	9,093	404,820
	Unifirst Corp.	1,700	81,787
	United Rentals, Inc. (a)	8,560	83,974
	United Stationers, Inc. (a)	2,600	147,810
	Universal Technical Institute, Inc. (a)	2,655	53,631
	Verisk Analytics, Inc. (a)	9,700	293,716
	Viad Corp.	2,250	46,418
	Volt Information Sciences, Inc. (a)	1,600	16,000
	Waste Connections, Inc. (a)	9,925	330,900

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Watson Wyatt Worldwide, Inc. (a)	5,440	$258,509
	Wright Express Corp. (a)	4,300	136,998

			12,080,654

Technology Hardware & Equipment - 7.3%	3Com Corp. (a)	46,690	350,175
	3D Systems Corp. (a)	2,200	24,860
	ADC Telecommunications, Inc. (a)	13,600	84,456
	ATMI, Inc. (a)	3,500	65,170
	AXT, Inc. (a)	1,200	3,900
	Acme Packet, Inc. (a)	4,700	51,700
	Actel Corp. (a)	2,900	34,452
	Adaptec, Inc. (a)	19,400	64,990
	Adtran, Inc.	8,280	186,714
	Advanced Analogic Technologies, Inc. (a)	5,000	19,700
	Advanced Energy Industries, Inc. (a)	3,500	52,780
	Agilysys, Inc.	3,300	30,030
	Airvana, Inc. (a)	2,000	15,200
	Alliance Fiber Optic Products, Inc.	1,400	1,680
	American Technology Corp. (a)	1,700	2,516
	Amkor Technology, Inc. (a)	11,610	83,128
	Amtech Systems, Inc. (a)	100	1,102
	Anadigics, Inc. (a)	11,900	50,218
	Applied Micro Circuits Corp. (a)	9,475	70,778
	Arris Group, Inc. (a)	13,498	154,282
	Aruba Networks, Inc. (a)	6,900	73,554
	Atheros Communications, Inc. (a)	8,172	279,809
	Atmel Corp. (a)	40,500	186,705
	Audiovox Corp., Class A (a)	2,200	15,598
	AuthenTec, Inc. (a)	3,100	6,851
	Aware, Inc. (a)	900	2,520
	Axcelis Technologies, Inc. (a)	19,500	27,495
	Bell Microproducts, Inc. (a)	2,135	7,579
	Blue Coat Systems, Inc. (a)	4,140	118,156
	Brightpoint, Inc. (a)	5,656	41,572
	Brocade Communications Systems, Inc. (a)	53,757	410,166
	Brooks Automation, Inc. (a)	6,782	58,189
	Cabot Microelectronics Corp. (a)	2,600	85,696
	CalAmp Corp. (a)	1,300	4,472
	California Micro Devices Corp.	4,000	18,840
	Cavium Networks, Inc. (a)	5,300	126,299
	Ceva, Inc. (a)	2,103	27,045
	Ciena Corp. (a)	12,900	139,836
	Cirrus Logic, Inc. (a)	10,000	68,200
	Cohu, Inc.	2,400	33,480
	Compellent Technologies, Inc. (a)	2,800	63,504
	Comtech Telecommunications Corp. (a)	4,100	143,705

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Concurrent Computer Corp. (a)	390	$1,560
	Conexant Systems, Inc. (a)	5,254	12,189
	Cray, Inc. (a)	3,675	23,593
	Cree, Inc. (a)	10,900	614,433
	Crown Castle International Corp. (a)	29,690	1,159,098
	Cymer, Inc. (a)	3,905	149,874
	Cypress Semiconductor Corp. (a)	21,500	227,040
	DSP Group, Inc. (a)	3,900	21,957
	Dataram Corp. (a)	100	367
	Diebold, Inc.	7,000	199,150
	Digi International, Inc. (a)	2,800	25,536
	Digital Lightwave, Inc. (a)	3,600	180
	Diodes, Inc. (a)	3,450	70,552
	Ditech Networks, Inc. (a)	2,000	2,580
	Dot Hill Systems Corp. (a)	4,100	7,790
	Dycom Industries, Inc. (a)	4,133	33,188
	EF Johnson Technologies, Inc. (a)	3,700	4,107
	EMS Technologies, Inc. (a)	2,000	29,000
	EchoStar Holding Corp. (a)	4,673	94,114
	Electronics for Imaging, Inc. (a)	5,600	72,856
	eMagin Corp. (a)	20	38
	Emcore Corp. (a)	8,600	9,202
	Emulex Corp. (a)	11,000	119,900
	EndWare Corp. (a)	1,000	2,440
	Entegris, Inc. (a)	12,336	65,134
	Entorian Technologies, Inc. (a)	766	4,290
	Entropic Communications, Inc. (a)	5,700	17,499
	Exar Corp. (a)	5,457	38,799
	Extreme Networks, Inc. (a)	13,000	37,310
	F5 Networks, Inc. (a)	9,600	508,608
	FSI International, Inc. (a)	5,300	15,582
	Fairchild Semiconductor International, Inc. (a)	16,900	168,831
	Finisar Corp. (a)	5,516	49,203
	Formfactor, Inc. (a)	7,100	154,496
	Fusion Telecommunications International, Inc. (a)	4,500	585
	GSI Technology, Inc. (a)	2,700	12,096
	GTSI Corp. (a)	1,700	8,449
	Gerber Scientific, Inc. (a)	3,800	19,190
	Globecomm Systems, Inc. (a)	2,300	17,986
	Harmonic, Inc. (a)	10,500	66,465
	Harris Stratex Networks, Inc., Class A (a)	8,900	61,499
	Hittite Microwave Corp. (a)	2,100	85,575
	Hughes Communications, Inc. (a)	900	23,427
	Hutchinson Technology, Inc. (a)	4,495	46,119
	Hypercom Corp. (a)	3,100	9,827

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ICO Global Communications Holdings Ltd. (a)	15,100	$16,308
	ID Systems, Inc. (a)	1,600	5,184
	iGO, Inc. (a)	1,700	2,091
	IXYS Corp. (a)	2,700	20,034
	Ikanos Communications, Inc. (a)	5,800	10,846
	Imation Corp.	3,300	28,776
	Infinera Corp. (a)	10,300	91,361
	Infosonics Corp. (a)	3,600	3,708
	Ingram Micro, Inc., Class A (a)	17,330	302,409
	Insight Enterprises, Inc. (a)	4,100	46,822
	Integral Systems, Inc. (a)	4,580	39,663
	Integrated Device Technology, Inc. (a)	23,470	151,851
	Integrated Silicon Solutions, Inc. (a)	2,170	12,261
	InterDigital, Inc. (a)	6,100	161,894
	Intermec, Inc. (a)	5,000	64,300
	International Rectifier Corp. (a)	7,100	157,052
	Intersil Corp., Class A	16,015	245,670
	Ixia (a)	2,600	19,344
	KVH Industries, Inc. (a)	3,100	45,725
	Kopin Corp. (a)	4,500	18,810
	Kulicke & Soffa Industries, Inc. (a)	6,800	36,652
	LTX-Credence Corp. (a)	23,335	41,536
	Lam Research Corp. (a)	15,100	592,071
	Lantronix, Inc.	350	1,134
	LaserCard Corp. (a)	2,995	17,281
	Lattice Semiconductor Corp. (a)	22,270	60,129
	Limelight Networks, Inc. (a)	7,100	27,903
	Loral Space & Communications Ltd. (a)	1,400	44,254
	MIPS Technologies, Inc. (a)	4,900	21,413
	MKS Instruments, Inc. (a)	4,553	79,268
	Marvell Technology Group Ltd. (a)	59,300	1,230,475
	Mastec, Inc. (a)	5,100	63,750
	Mattson Technology, Inc. (a)	5,200	18,616
	Maxim Integrated Products, Inc.	36,200	734,860
	Mercury Computer Systems, Inc. (a)	1,400	15,414
	Micrel, Inc.	5,660	46,412
	Micros Systems, Inc. (a)	8,900	276,167
	Microsemi Corp. (a)	8,917	158,277
	Microtune, Inc. (a)	2,000	4,520
	Mindspeed Technologies, Inc. (a)	1,193	5,595
	Monolithic Power Systems, Inc. (a)	3,300	79,101
	MoSys, Inc. (a)	1,855	7,272
	NCR Corp. (a)	20,374	226,763
	NETGEAR, Inc. (a)	4,500	97,605
	Nanometrics, Inc. (a)	3,200	36,256

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NetList, Inc. (a)	4,000	$20,760
	Netlogic Microsystems, Inc. (a)	2,800	129,528
	Network Engines, Inc. (a)	7,500	10,050
	Network Equipment Technologies, Inc. (a)	1,800	7,290
	Neutral Tandem, Inc. (a)	5,200	118,300
	Nextwave Wireless, Inc. (a)	26,600	11,784
	Novatel Wireless, Inc. (a)	5,886	46,911
	ON Semiconductor Corp. (a)	48,981	431,523
	Occam Networks, Inc. (a)	400	2,160
	Oclaro, Inc. (a)	19,781	29,078
	Omnivision Technologies, Inc. (a)	7,900	114,787
	Oplink Communications, Inc. (a)	2,200	36,058
	OpNext, Inc. (a)	3,400	6,460
	Optical Cable Corp. (a)	247	815
	Overland Storage, Inc. (a)	267	613
	PAR Technology Corp. (a)	1,000	5,780
	PC Connection, Inc. (a)	3,000	20,250
	PLX Technology, Inc. (a)	2,900	9,367
	PMC-Sierra, Inc. (a)	25,000	216,500
	Palm, Inc. (a)(b)	18,208	182,808
	ParkerVision, Inc. (a)	1,200	2,196
	Peco II, Inc. (a)	90	437
	Performance Technologies, Inc. (a)	500	1,395
	Pericom Semiconductor Corp. (a)	3,200	36,896
	Photronics, Inc. (a)	8,900	39,605
	Pixelworks, Inc. (a)	1,100	3,344
	Plantronics, Inc.	5,100	132,498
	Polycom, Inc. (a)	10,529	262,909
	Power Integrations, Inc.	3,200	116,352
	Preformed Line Products Co.	400	17,520
	Presstek, Inc. (a)	3,140	6,688
	Quantum Corp. (a)	19,700	57,721
	QuickLogic Corp. (a)	200	422
	RF Micro Devices, Inc. (a)	30,886	147,326
	Radiant Systems, Inc. (a)	3,100	32,240
	Radisys Corp. (a)	2,800	26,740
	Rambus, Inc. (a)(b)	13,800	336,720
	Rimage Corp. (a)	1,600	27,744
	Riverbed Technology, Inc. (a)	7,600	174,572
	Rudolph Technologies, Inc. (a)	3,428	23,036
	SBA Communications Corp., Class A (a)	13,600	464,576
	SCM Microsystems, Inc. (a)	800	1,808
	STEC, Inc. (a)(b)	5,400	88,236
	SYNNEX Corp. (a)	2,000	61,320
	ScanSource, Inc. (a)	2,900	77,430

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SeaChange International, Inc. (a)	3,100	$20,367
	Seagate Technology	60,032	1,091,982
	Semtech Corp. (a)	6,300	107,163
	Shoretel, Inc. (a)	1,700	9,826
	Sigma Designs, Inc. (a)	5,100	54,570
	Silicon Graphics International Corp. (a)	5,400	37,854
	Silicon Image, Inc. (a)	8,200	21,156
	Silicon Laboratories, Inc. (a)	5,700	275,538
	Silicon Storage Technology, Inc. (a)	6,000	15,360
	Skyworks Solutions, Inc. (a)	22,400	317,856
	Smart Modular Technologies WWH, Inc. (a)	2,900	18,241
	Sonic Foundry, Inc. (a)	650	3,153
	SonicWALL, Inc. (a)	5,900	44,899
	Sonus Networks, Inc. (a)	22,000	46,420
	Standard Microsystems Corp. (a)	2,400	49,872
	Stratasys, Inc. (a)	2,440	42,163
	Super Micro Computer, Inc. (a)	3,900	43,368
	Superconductor Technologies, Inc. (a)	432	1,024
	Supertex, Inc. (a)	2,100	62,580
	Sycamore Networks, Inc.	2,030	42,447
	Symmetricom, Inc. (a)	4,876	25,355
	Synaptics, Inc. (a)(b)	4,750	145,588
	Syniverse Holdings, Inc. (a)	7,300	127,604
	Systemax, Inc.	1,200	18,852
	TNS, Inc. (a)	2,800	71,932
	Tech Data Corp. (a)	6,400	298,624
	Techwell, Inc. (a)	1,900	25,080
	Tegal Corp. (a)	841	1,119
	Tekelec (a)	9,700	148,216
	Telular Corp. (a)	200	750
	Tessera Technologies, Inc. (a)	5,300	123,331
	Transact Technologies, Inc. (a)	1,140	7,912
	Transwitch Corp. (a)	2,817	5,915
	Trident Microsystems, Inc. (a)	6,900	12,834
	TriQuint Semiconductor, Inc. (a)	21,445	128,670
	UTStarcom, Inc. (a)(b)	11,000	24,090
	Ultra Clean Holdings, Inc. (a)	3,700	25,863
	Ultratech, Inc. (a)	3,900	57,954
	Varian Semiconductor Equipment
	Associates, Inc. (a)	9,350	335,478
	Veraz Networks, Inc. (a)	3,300	3,135
	VeriFone Holdings, Inc. (a)	9,000	147,420
	Viasat, Inc. (a)	3,400	108,052
	Virage Logic Corp. (a)	2,300	12,650
	Volterra Semiconductor Corp. (a)	4,000	76,480

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Westell Technologies, Inc., Class A (a)	5,300	$6,360
	White Electronic Designs Corp. (a)	3,100	14,477
	WorldGate Communications, Inc. (a)	200	150
	Zhone Technologies, Inc. (a)	7,424	3,041
	Zoran Corp. (a)	5,661	62,554

			20,811,527

Tobacco - 0.1%	Alliance One International, Inc. (a)	13,500	65,880
	Schweitzer-Mauduit International, Inc.	2,400	168,840
	Star Scientific, Inc. (a)	21,700	15,190
	Universal Corp.	3,345	152,565
	Vector Group Ltd.	4,736	66,304

			468,779

Travel & Leisure - 3.6%	AFC Enterprises, Inc. (a)	2,800	22,848
	AMR Corp. (a)(c)	42,193	326,152
	AirTran Holdings, Inc. (a)	18,500	96,570
	Alaska Air Group, Inc. (a)	3,800	131,328
	All-American SportPark, Inc. (a)	4,038	484
	Allegiant Travel Co. (a)(b)	2,100	99,057
	Ambassadors Group, Inc.	2,500	33,225
	Ambassadors International, Inc. (a)	1,800	1,063
	American Classic Voyages Co. (a)	100	—
	Ameristar Casinos, Inc.	2,500	38,075
	Avis Budget Group, Inc. (a)	13,540	177,645
	BJ’s Restaurants, Inc. (a)	2,000	37,640
	Bally Technologies, Inc. (a)	6,700	276,643
	Benihana, Inc. (a)	615	2,583
	Benihana, Inc., Class A (a)	2,630	9,968
	Bluegreen Corp. (a)	1,100	2,662
	Bob Evans Farms, Inc.	3,300	95,535
	Bowl America, Inc., Class A	210	2,740
	Boyd Gaming Corp. (a)	6,100	51,057
	Brinker International, Inc.	12,600	187,992
	Buffalo Wild Wings, Inc. (a)	2,800	112,756
	Burger King Holdings, Inc.	11,300	212,666
	CEC Entertainment, Inc. (a)	2,650	84,588
	CKE Restaurants, Inc.	5,600	47,376
	California Pizza Kitchen, Inc. (a)	3,000	40,350
	Carmike Cinemas, Inc. (a)	2,500	18,900
	Century Casinos, Inc. (a)	5,100	13,719
	The Cheesecake Factory, Inc. (a)	7,617	164,451
	Chipotle Mexican Grill, Inc., Class A (a)	3,700	326,192
	Choice Hotels International, Inc.	3,400	107,644
	Churchill Downs, Inc.	800	29,880
	Cinemark Holdings, Inc.	3,700	53,169
	Continental Airlines, Inc., Class B (a)	17,170	307,686

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cosi, Inc. (a)(b)	5,500	$3,300
	Cracker Barrel Old Country Store, Inc.	3,315	125,937
	Delta Air Lines, Inc. (a)	93,225	1,060,900
	Denny’s Corp. (a)	10,600	23,214
	Diamondhead Casino Corp. (a)	4,600	2,765
	DineEquity, Inc. (a)	1,700	41,293
	Dollar Thrifty Automotive Group, Inc. (a)	3,700	94,757
	Domino’s Pizza, Inc. (a)	4,800	40,224
	Dover Downs Gaming & Entertainment, Inc.	3,116	11,778
	Dover Motorsports, Inc.	3,300	6,897
	Einstein Noah Restaurant Group, Inc. (a)	1,100	10,813
	Elixir Gaming Technologies, Inc. (a)	3,300	858
	Empire Resorts, Inc. (a)	5,300	11,183
	ExpressJet Holdings, Inc. (a)	160	771
	FLO Corp. (a)	65	1
	Famous Dave’s of America, Inc. (a)	2,500	15,125
	Flanigan’s Enterprises, Inc. (a)	200	1,192
	FortuNet, Inc.	2,100	3,549
	Full House Resorts, Inc. (a)	1,000	3,480
	Gaming Partners International Corp.	1,400	7,854
	Gaylord Entertainment Co. (a)	3,720	73,470
	Great Lakes Aviation Ltd. (a)	700	980
	Great Wolf Resorts, Inc. (a)	4,000	9,480
	Hawaiian Holdings, Inc. (a)	5,102	35,714
	Hertz Global Holdings, Inc. (a)(b)	20,700	246,744
	Hyatt Hotels Corp. (a)	4,500	134,145
	InnSuites Hospitality Trust	800	872
	International Speedway Corp., Class A	3,200	91,040
	Interval Leisure Group, Inc. (a)	3,860	48,134
	Isle of Capri Casinos, Inc. (a)	2,900	21,692
	Jack in the Box, Inc. (a)	6,200	121,954
	JetBlue Airways Corp. (a)	32,175	175,354
	Krispy Kreme Doughnuts, Inc. (a)	6,400	18,880
	Landry’s Restaurants, Inc. (a)	1,200	25,548
	Las Vegas Sands Corp. (a)(b)	52,200	779,868
	Life Time Fitness, Inc. (a)(b)	4,100	102,213
	Live Nation, Inc. (a)	8,600	73,186
	Lodgian, Inc. (a)	1,100	1,639
	Luby’s, Inc. (a)	1,700	6,256
	MGM Mirage (a)(b)	29,711	270,964
	MTR Gaming Group, Inc. (a)	2,100	2,730
	Marcus Corp.	1,500	19,230
	McCormick & Schmick’s Seafood
	Restaurants, Inc. (a)	1,700	11,832
	Mesa Air Group, Inc. (a)	2,000	241

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Monarch Casino & Resort, Inc. (a)	1,900	$15,390
	Morgans Hotel Group Co. (a)	3,800	17,214
	Multimedia Games, Inc. (a)	1,900	11,419
	O’Charleys, Inc. (a)	2,105	13,788
	Orbitz Worldwide, Inc. (a)	4,800	35,232
	Orient Express Hotels Ltd., Class A	7,600	77,064
	P.F. Chang’s China Bistro, Inc. (a)	3,295	124,913
	Panera Bread Co., Class A (a)	4,000	267,880
	Papa John’s International, Inc. (a)	2,900	67,744
	Peet’s Coffee & Tea, Inc. (a)	2,200	73,326
	Penn National Gaming, Inc. (a)	9,100	247,338
	Pinnacle Airlines Corp. (a)	4,200	28,896
	Pinnacle Entertainment, Inc. (a)	6,600	59,268
	Premier Exhibitions, Inc. (a)	3,700	5,365
	Reading International, Inc., Class A (a)	1,300	5,265
	Red Lion Hotels Corp. (a)	500	2,470
	Red Robin Gourmet Burgers, Inc. (a)	3,000	53,700
	Regal Entertainment Group, Series A	11,400	164,616
	Republic Airways Holdings, Inc. (a)	3,800	28,082
	Rick’s Cabaret International, Inc. (a)	900	7,704
	Royal Caribbean Cruises Ltd. (a)	16,600	419,648
	Ruby Tuesday, Inc. (a)	5,400	38,880
	Ruth’s Hospitality Group, Inc. (a)	3,400	7,106
	Scientific Games Corp., Class A (a)	7,400	107,670
	Shuffle Master, Inc. (a)	7,343	60,506
	Silverleaf Resorts, Inc. (a)	6,600	5,458
	Six Flags, Inc. (a)	11,700	901
	SkyWest, Inc.	6,000	101,520
	Sonesta International Hotels Corp., Class A	200	2,104
	Sonic Corp. (a)	6,737	67,842
	Speedway Motorsports, Inc.	1,500	26,430
	The Steak N Shake Co. (a)	145	46,997
	Steiner Leisure Ltd. (a)	1,600	63,616
	Texas Roadhouse, Inc., Class A (a)	5,700	64,011
	Town Sports International Holdings, Inc. (a)	700	1,631
	Travelzoo, Inc. (a)	1,100	13,519
	UAL Corp. (a)(b)	21,530	277,952
	US Airways Group, Inc. (a)	22,752	110,120
	VCG Holding Corp. (a)	2,600	5,408
	Vail Resorts, Inc. (a)	3,700	139,860
	Vanguard Airlines, Inc. (a)	200	—
	WMS Industries, Inc. (a)	6,300	252,000
	Wendy’s	45,600	213,864

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	World Wrestling Entertainment, Inc.	4,900	$75,117
	Youbet.com, Inc. (a)	3,490	10,016

			10,269,551

	Total Common Stocks - 96.6%		276,668,282

	Other Interests (e)	Beneficial Interest (000)

Chemicals - 0.0%	Eden Bioscience Liquidating Trust	—	(f)	380

Industrial Engineering - 0.0%	Soft Branos Inc.	—	(f)	2

	Total Other Interests - 0.0%			382

	Rights	Shares

Banks - 0.0%	Flagstar Bancorp, Inc. (Expires 1/25/10)	11,700	—

Construction & Materials - 0.0%	Builders FirstSource, Inc. (Expires 1/14/10) (b)	3,061	749

Health Care Equipment & Services - 0.0%	Aplindore Contingent Value (Expires 6/24/10)	2,600	—
	H3 Contingent Value (Expires 12/24/12)	2,600	—
	Merk Contingent Value (No Expiration Date)	2,600	—

			—

Pharmaceuticals & Biotechnology - 0.0%	Avigen Contingent Value (Expires 7/21/11)	1,000	40
	Ligand Pharmaceuticals Inc. (Expires 12/31/11)	4,000	—

			40

Real Estate Investment & Services - 0.0%	Real Estate (Expires 6/24/10)	2,600	—

Software & Computer Services - 0.0%	Clearwire Corp. (Expires 6/21/10)	7,200	2,880

Travel & Leisure - 0.0%	Cosi, Inc. (Expires 1/06/10)	5,500	550

	Total Rights - 0.0%		4,219

	Warrants (g)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Automobiles & Parts - 0.0%	Federal-Mogul Corp., Class A (Expires 12/27/14) (a)	249	38

Technology Hardware & Equipment - 0.0%	Lantronix, Inc. (Expires 2/09/11) (a)	2	—

	Total Warrants - 0.0%		38

	Total Long-Term Investments (Cost - $275,197,483) - 96.6%		276,672,921

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (d)(i)	9,511,703	9,511,703

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(i)(j)	$13,888	$13,887,630

Total Short-Term Securities (Cost - $23,399,333) - 8.2%		23,399,333

Total Investments (Cost - $298,596,816*) - 104.8%		300,072,254
Liabilities in Excess of Other Assets - (4.8)%		(13,856,208)

Net Assets - 100.0%		$286,216,046

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$301,788,305

Gross unrealized appreciation	$46,857,286
Gross unrealized depreciation	(48,573,337)

Net unrealized depreciation	$(1,716,051)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$1,934		$74,435		$(73,682)	—
BlackRock, Inc.	$682,608		—		—	$7,332
BlackRock Liquidity Funds, TempCash, Institutional Class	$9,511,703	[1]	—		—	$24,852
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$6,982,379	[2]	—	$8,544
BlackRock Liquidity Series, LLC Money Market Series	$5,556,197	[1]	—		—	$163,985

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	Restricted security as to resale, representing 0.0% of net assets, were as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc., Warrants	4/18/08 - 5/16/08	—	—

(i)	Represents the current yield as of report date.

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009

(j)	Security was purchased with the cash collateral from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

37	Russell 2000 MINI	March 2010	$2,230,620	$77,810
96	S&P 400 Midcap EMINI	March 2010	$6,767,697	191,343

Total				$269,153

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Aerospace & Defense	$3,082,873
Alternative Energy	576,179
Automobiles & Parts	2,808,834
Banks	12,997,114
Beverages	864,070
Chemicals	6,752,338
Construction & Materials	6,007,872
Electricity	6,520,154
Electronic & Electrical Equipment	9,162,863
Financial Services	9,055,222
Fixed Line Telecommunications	2,056,116
Food & Drug Retailers	1,404,988
Food Producers	5,655,219
Forestry & Paper	706,812
Gas, Water & Multiutilities	4,381,155
General Industrials	3,385,255
General Retailers	14,360,227
Health Care Equipment & Services	15,771,669
Health Care Providers & Services	26,775
Household Goods & Home Construction	5,051,150
Industrial Engineering	8,009,761
Industrial Metals & Mining	2,774,254
Industrial Transportation	4,062,027
Leisure Goods	2,512,211
Life Insurance	1,074,213
Media	8,766,518
Mining	3,443,492
Mobile Telecommunications	1,516,424
Nonlife Insurance	25,428,282
Oil & Gas Producers	10,975,983
Oil Equipment, Services & Distribution	6,358,056
Personal Goods	3,595,557
Pharmaceuticals & Biotechnology	12,366,434
Real Estate Investment & Services	1,473,063
Real Estate Investment Trusts (REITs)	17,156,411
Software & Computer Services	12,894,726
Speciality Retail	7,140

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2009

Support Services	$12,080,654
Technology Hardware & Equipment	20,811,527
Tobacco	468,779
Travel & Leisure	10,269,551
Short-Term Securities	9,511,703

Total Level 1	286,183,651

Level 2
Long-Term Investments:
Travel and Leisure	550
Short-Term Securities	13,887,630

Total Level 2	13,888,180

Level 3
Long-Term Investments:
Chemicals	380
Industrial Engineering	2
Pharmaceuticals & Biotechnology	41

Total Level 3	423

Total	$300,072,254

Valuation Inputs	Other Financial Instruments[1]

Assets

Level 1	$269,153
Level 2	—
Level 3	—

Total	$269,153

[1]	Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

	Chemicals	Industrial Engineering	Pharmacuticals & Biotechnology	Total

Balance, as of December 31, 2008	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	—	—
Net purchases (sales)	—	—	—	—
Net transfers in/out of Level 3	$380	$2	$41	$423

Balance, as of December 31, 2009	$380	$2	$41	$423

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2009

Assets:	Investments at value - unaffiliated (including securities loaned of $13,123,825) (cost - $274,371,796)	$275,465,481
	Investments at value - affiliated (cost - $24,225,020)	24,606,773
	Investments sold receivable	304,530
	Dividends receivable	298,900
	Securities lending income receivable - affiliated	22,671
	Contributions receivable from investors	5,482
	Prepaid expenses	43,953
	Other assets	369

	Total assets	300,748,159

Liabilities:	Collateral at value - securities loaned	13,887,630
	Bank overdraft	500,576
	Margin variation payable	113,296
	Investment advisory fees payable	1,863
	Other affiliates payable	1,278
	Investments purchased payable	337
	Directors’ fees payable	311
	Other accrued expenses payable	26,822

	Total liabilities	14,532,113

Net Assets:	Net Assets	$286,216,046

Net Assets Consist of:	Investors’ capital	$284,471,455
	Net unrealized appreciation/depreciation	1,744,591

	Net Assets	$286,216,046

	See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2009

Investment Income:	Dividends	$2,945,780
	Foreign taxes withheld	(1,962)
	Securities lending - affiliated	163,985
	Income - affiliated	40,728

	Total income	3,148,531

Expenses:	Professional	77,936
	Accounting services	67,649
	Custodian	39,559
	Investment advisory	23,101
	Directors	19,500
	Printing	15,269
	Miscellaneous	10,191

	Total expenses	253,205
	Less fees waived by advisor	(13,119)

	Total expenses after fees waived	240,086

	Net investment income	2,908,445

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	3,221,206
	Investments - affiliated	(73,682)
	Financial futures contracts	3,392,990

		6,540,514

	Net change in unrealized appreciation/depreciation on:
	Investments	67,313,252
	Financial futures contracts	(217,227)

		67,096,025

	Total realized and unrealized gain	73,636,539

	Net Increase in Net Assets Resulting from Operations	$76,544,984

	See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2009	2008

Operations:	Net investment income	$2,908,445	$4,082,815
	Net realized gain	6,540,514	3,823,597
	Net change in unrealized appreciation/depreciation	67,096,025	(139,131,495)

	Net increase (decrease) in net assets resulting from operations	76,544,984	(131,225,083)

Capital Transactions:	Proceeds from contributions	54,156,642	92,218,871
	Value of withdrawals	(43,888,538)	(78,350,356)

	Net increase in net assets derived from capital transactions	10,268,104	13,868,515

Net Assets:	Total increase (decrease) in net assets	86,813,088	(117,356,568)
	Beginning of year	199,402,958	316,759,526

	End of year	$286,216,046	$199,402,958

	See Notes to Financial Statements.

Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return:	Total investment return	37.08%	(39.13)%	5.22%	15.92%	10.58%

Ratios to Average Net Assets:	Total expenses	0.11%	0.11%	0.08%	0.08%	0.07%

	Total expenses after fees waived and paid indirectly	0.10%	0.11%	0.08%	0.08%	0.07%

	Net investment income	1.26%	1.47%	1.33%	1.66%	1.25%

Supplemental Data:	Net assets, end of year (000)	$286,216	$199,403	$316,760	$324,343	$252,955

	Portfolio turnover	20%	33%	33%	24%	18%

	See Notes to Financial Statements.

Master Extended Market Index Series
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Bank Overdraft: The Series recorded a bank overdraft, which resulted from estimates of available cash.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of December 31, 2009

Asset Derivatives

Statement of Assets
	and Liabilities Location	Value

Equity contracts*	Net unrealized	$ 269,153
appreciation/depreciation

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
Year Ended December 31, 2009

Net Realized Gain (Loss) from

Financial Futures Contracts

Equity contracts	$ 3,392,990

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$ (217,227)

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	135
Average value	$126,379

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver can be discontinued at any time. For the year ended December 31,

2009, the Series waived $5,140, which is included in fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended December 31, 2009, the Series waived $7,979, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $4,389 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Series, may invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2009, BIM received $40,693 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $62,422,350 and $45,507,976, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on this Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series’ financial statements through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
February 24, 2010

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner	Director	Since 2007	Executive Vice President of	36 RICs	NSTAR (electric

55 East 52nd Street New York, NY 10055 1939			Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	consisting of 106 Portfolios	and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn	36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and

				36 RICs consisting of 106 Portfolios	None

Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004

				173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055	Director	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	173 RICs consisting of 304 Portfolios	None

1947

BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Extended Market Index Series of Quantitative Master Series LLC	$39,200	$39,000	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Extended Market Index Series of Quantitative Master Series LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2010